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                                                   2002
Nationwide(R) Variable Account - II
June 30, 2002




THE BEST
OF AMERICA(R)





                                                              SEMI-ANNUAL REPORT




                                                        [NATIONWIDE LOGO]

                                               Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio
APO-725-6/02



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                                [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-II.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                               /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002



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                                       4

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those avail- able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-II. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.


ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 43. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 37, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2002
                                   (UNAUDITED)


ASSETS:
  Investments at fair value:
     American Century VP - Balanced Fund-Class I (ACVPBal)
       20,242,645 shares (cost $149,633,173) ...........................................................   $    122,063,146
     American Century VP - Capital Appreciation Fund-Class I (ACVPCapAp)
       27,586,043 shares (cost $352,825,751) ...........................................................        185,929,932
     American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
       8,955,734 shares (cost $63,049,850) .............................................................         51,405,910
     American Century VP - International Fund-Class I (ACVPInt)
       22,937,845 shares (cost $148,645,696) ...........................................................        143,361,533
     American Century VP - International Fund-Class III (ACVPInt3)
       1,608,258 shares (cost $10,153,891) .............................................................         10,051,609
     American Century VP - Ultra Fund-Class I (ACVPUltra)
       3,625 shares (cost $30,916) .....................................................................             30,308
     American Century VP - Value Fund-Class I (ACVPVal)
       30,377,771 shares (cost $217,418,404) ...........................................................        204,442,398
     American VIS - Growth Fund-Class I (AmerGro)
       525,819 shares (cost $28,199,317) ...............................................................         19,281,791
     American VIS - High-Yield Bond Fund-Class I (AmerHiYld)
       133,789 shares (cost $1,611,001) ................................................................          1,285,711
     American VIS - U.S.Government/AAA-Rated Securities Fund-Class I (AmerUSGvt)
       252,067 shares (cost $2,835,867) ................................................................          2,959,270
     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
       1,359,947 shares (cost $13,069,868) .............................................................         11,355,558
     Credit Suisse Trust - International Equity Portfolio (CSIntEq)
       10,591,434 shares (cost $87,701,835) ............................................................         86,955,674
     Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
       14,346,848 shares (cost $223,720,982) ...........................................................        157,384,925
     Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
       6,664,181 shares (cost $89,090,614) .............................................................         84,101,969
     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       115,183 shares (cost $1,164,534) ................................................................          1,132,249
     Dreyfus IP - Small Cap Stock Index Portfolio-Service Class (DrySmCapIxS)
       12,117 shares (cost -$404,964) ..................................................................            137,532
     Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
       7,244,010 shares (cost $255,283,321) ............................................................        160,092,631
     Dreyfus Stock Index Fund (DryStkIx)
       36,719,359 shares (cost $1,217,947,438) .........................................................        928,632,599
     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
       2,743,819 shares (cost $104,537,954) ............................................................         87,637,569


     Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)
       3,508,249 shares (cost $83,539,086) .............................................................         64,200,959
     Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
       289,128 shares (cost $3,185,885) ................................................................          3,177,518
     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       67,180,367 shares (cost $1,540,834,610) .........................................................      1,378,541,132
     Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
       53,053,514 shares (cost $2,386,320,722) .........................................................      1,436,689,151
     Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       37,273,304 shares (cost $227,681,339) ...........................................................        204,257,704
     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       18,337,127 shares (cost $249,792,399) ...........................................................        246,267,619
     Fidelity(R) VIP - Overseas Portfolio: Initial Class R (FidVIPOvR)
       699,425 shares (cost $9,731,015) ................................................................          9,386,277
     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       39,372,049 shares (cost $628,764,305) ...........................................................        503,962,233
     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
       40,928,222 shares (cost $958,339,072) ...........................................................        810,788,085
     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
       4,191,928 shares (cost $78,784,776) .............................................................         54,495,068
     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPVaIS)
       25,197 shares (cost $254,883) ...................................................................            232,821
     Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
       899,557 shares (cost $7,315,339) ................................................................          6,206,944
     Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
       252,221 shares (cost $1,934,203) ................................................................          1,740,323
     Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
       3,319 shares (cost $34,570) .....................................................................             32,821
     Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
       2,860 shares (cost $26,021) .....................................................................             24,998
     Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
       858,933 shares (cost $3,101,472) ................................................................          2,439,369
     Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
       59,924 shares (cost $193,664) ...................................................................            170,782
     Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
       11,905 shares (cost $102,178) ...................................................................             95,355
     Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
       34,080,974 shares (cost $397,827,745) ...........................................................        404,200,354
     Gartmore GVIT Growth Fund - Class I (GVITGrowth)
       12,523,666 shares (cost $182,836,823) ...........................................................        109,456,837
     Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
       64,078 shares (cost $634,504) ...................................................................            598,490
     Gartmore GVIT ID Conservative Fund (GVITIDCon)
       156,905 shares (cost $1,574,367) ................................................................          1,558,066
     Gartmore GVIT ID Moderate Fund (GVITIDMod)
       402,126 shares (cost $4,016,450) ................................................................          3,852,369

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued


     Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
       478,245 shares (cost $4,817,593) ................................................................          4,524,202
     Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
       182,453 shares (cost $1,831,794) ................................................................          1,782,565
     Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
       36,267 shares (cost $216,612) ...................................................................            205,997
     Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
       28,572 shares (cost $160,628) ...................................................................            162,286
     Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
       850,604,282 shares (cost $850,604,282) ..........................................................        850,604,281
     Gartmore GVIT Nationwide(R)  Leaders Fund - Class III (GVITLead3)
       56,664 shares (cost $631,861) ...................................................................            618,199
     Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
       1,250,864 shares (cost $17,194,914) .............................................................         14,585,071
     Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
       21,991,966 shares (cost $230,204,002) ...........................................................        195,068,739
     Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
       13,954,206 shares (cost $272,291,055) ...........................................................        248,803,495
     Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
       59,328,792 shares (cost $854,152,747) ...........................................................        549,977,903
     Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
       3,033 shares (cost $26,006) .....................................................................             24,600
     Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
       2,322,776 shares (cost $47,296,580) .............................................................         44,318,573
     Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
       359,346 shares (cost $1,159,984) ................................................................          1,045,697
     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
       4,928,381 shares (cost $19,313,520) .............................................................         14,144,452
     Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
       113,158 shares (cost $2,436,050) ................................................................          2,314,075
     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
       1,119,815 shares (cost $25,496,675) .............................................................         22,833,034
     MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
       1,892,677 shares (cost $17,410,182) .............................................................         17,147,654
     Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
       22,722,711 shares (cost $294,005,887) ...........................................................        210,185,078
     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       2,954,832 shares (cost $44,015,883) .............................................................         38,176,429
     Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
       10,897,045 shares (cost $142,748,846) ...........................................................        142,533,349
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       18,870,761 shares (cost $307,096,871) ...........................................................        255,698,807
     Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
     713,320 shares (cost $28,511,401) .................................................................         23,896,208


     Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
       23,349,634 shares (cost $260,710,094) ...........................................................        247,973,111
     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
       6,236,229 shares (cost $257,302,641) ............................................................        183,407,508
     Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
       23,489,870 shares (cost $645,460,270) ...........................................................        495,636,256
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
       1,408,371 shares (cost $27,950,876) .............................................................         24,702,835
     Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
       14,970,963 shares (cost $242,683,996) ...........................................................        204,503,349
     Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
       1,639,299 shares (cost $17,539,896) .............................................................         14,491,401
     Strong Opportunity Fund II, Inc.(StOpp2)
       33,374,790 shares (cost $723,322,663) ...........................................................        550,684,039
     Strong VIF - Strong Discovery Fund II (StDisc2)
       9,332,565 shares (cost $101,131,489) ............................................................         91,925,762
     Strong VIF - Strong International Stock Fund II (StIntStk2)
       3,429,755 shares (cost $22,948,949) .............................................................         23,322,334
     Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
       739,990 shares (cost $2,397,024) ................................................................          1,746,376
     Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)
       24,494 shares (cost $65,343) ....................................................................             57,806
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       4,588,939 shares (cost $44,676,190) .............................................................         47,449,633
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       6,048,008 shares (cost $55,586,015) .............................................................         52,496,706
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       4,154,304 shares (cost $46,363,629) .............................................................         48,148,377
     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
       2,061,965 shares (cost $15,026,080) .............................................................         14,330,657
     Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
       11,913,362 shares (cost $145,343,691) ...........................................................        158,924,245
                                                                                                            ---------------
          Total investments ............................................................................     12,299,068,678
  Accounts receivable ..................................................................................            -
                                                                                                            ---------------
          Total assets .................................................................................     12,299,068,678
ACCOUNTS PAYABLE .......................................................................................            428,771
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................................    $12,298,639,907
                                                                                                            ===============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                         TOTAL                ACVPBal          ACVPCapAp          ACVPIncGr
                                                    ---------------         ----------        -----------         ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   156,138,186          3,515,800                  -            604,751
  Mortality and expense risk charges (note 2) ...       (91,559,149)          (895,158)        (1,422,634)          (402,060)
                                                    ---------------        -----------        -----------        -----------
    Net investment activity .....................        64,579,037          2,620,642         (1,422,634)           202,691
                                                    ---------------        -----------        -----------        -----------

  Proceeds from mutual funds shares sold ........     3,899,278,408         14,633,502         26,746,124         10,225,524
  Cost of mutual fund shares sold ...............    (4,444,803,207)       (17,670,044)       (53,037,139)       (12,787,460)
                                                    ---------------        -----------        -----------        -----------
    Realized gain (loss) on investments .........      (545,524,799)        (3,036,542)       (26,291,015)        (2,561,936)
  Change in unrealized gain (loss)
    on investments ..............................      (888,689,198)        (8,800,139)         4,800,851         (4,252,068)
                                                    ---------------        -----------        -----------        -----------
    Net gain (loss) on investments ..............    (1,434,213,997)       (11,836,681)       (21,490,164)        (6,814,004)
                                                    ---------------        -----------        -----------        -----------
  Reinvested capital gains ......................        53,643,006                  -                  -                  -
                                                    ---------------        -----------        -----------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(1,315,991,954)        (9,216,039)       (22,912,798)        (6,611,313)
                                                    ===============         ==========        ===========         ==========


                                                       ACVPInt            ACVPInt3           ACVPUltra         ACVPVal
                                                     ----------           --------           ---------       -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     1,216,457                  -                  -          1,773,880
  Mortality and expense risk charges (note 2) ...    (1,091,039)           (11,576)               (51)        (1,412,787)
                                                    -----------           --------            -------        -----------
    Net investment activity .....................       125,418            (11,576)               (51)           361,093
                                                    -----------           --------            -------        -----------

  Proceeds from mutual funds shares sold ........   104,338,107            273,865             30,751         68,842,905
  Cost of mutual fund shares sold ...............   140,648,857)          (274,231)           (33,275)       (65,215,474)
                                                    -----------           --------            -------        -----------
    Realized gain (loss) on investments .........   (36,310,750)              (366)            (2,524)         3,627,431
  Change in unrealized gain (loss)
    on investments ..............................    27,584,165           (102,281)              (607)       (26,247,177)
                                                    -----------           --------            -------        -----------
    Net gain (loss) on investments ..............    (8,726,585)          (102,647)            (3,131)       (22,619,746)
                                                    -----------           --------            -------        -----------
  Reinvested capital gains ......................             -                  -                  -         11,477,528
                                                    -----------           --------            -------        -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (8,601,167)          (114,223)            (3,182)       (10,781,125)
                                                    ===========           ========            =======        ===========




                                                       AmerGro        AmerHiYld      AmerUSGvt         CSGPVen
                                                    ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -         132,282         141,705               -
  Mortality and expense risk charges (note 2) ...       (152,422)         (9,986)        (19,081)        (93,219)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (152,422)        122,296         122,624         (93,219)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      2,627,090         375,723         255,091       6,739,907
  Cost of mutual fund shares sold ...............     (2,989,448)       (412,462)       (229,605)     (8,759,655)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........       (362,358)        (36,739)         25,486      (2,019,748)
  Change in unrealized gain (loss)
    on investments ..............................     (3,815,874)       (237,199)        (54,873)        (37,021)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,178,232)       (273,938)        (29,387)     (2,056,769)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,330,654)       (151,642)         93,237      (2,149,988)
                                                    ============    ============    ============    ============


                                                      CSIntEq        CSSmCapGr      DryMidCapIx      DryEuroEq
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -         119,907               -
  Mortality and expense risk charges (note 2) ...       (657,324)     (1,339,145)       (535,000)        (12,008)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (657,324)     (1,339,145)       (415,093)        (12,008)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     73,339,924      54,201,477      35,186,923      15,469,413
  Cost of mutual fund shares sold ...............    (75,212,366)   (106,187,720)    (35,467,861)    (15,481,076)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,872,442)    (51,986,243)       (280,938)        (11,663)
  Change in unrealized gain (loss)
    on investments ..............................        802,963       5,242,068      (4,713,768)        (64,371)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (1,069,479)    (46,744,175)     (4,994,706)        (76,034)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -         294,440               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (1,726,803)    (48,083,320)     (5,115,359)        (88,042)
                                                    ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)


                                                    DrySmCapIxS       DrySRGro        DryStkIx        DryVIFApp
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -          13,208       6,431,471           6,391
  Mortality and expense risk charges (note 2) ...         (1,641)     (1,287,867)     (7,297,960)       (671,810)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................         (1,641)     (1,274,659)       (866,489)       (665,419)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      2,960,301      22,682,450     189,838,703      24,216,786
  Cost of mutual fund shares sold ...............     (3,630,614)    (28,732,019)   (197,869,951)    (26,919,984)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........       (670,313)     (6,049,569)     (8,031,248)     (2,703,198)
  Change in unrealized gain (loss)
    on investments ..............................        542,496     (28,620,022)   (147,430,042)     (5,996,659)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       (127,817)    (34,669,591)   (155,461,290)     (8,699,857)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -               -               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (129,458)    (35,944,250)   (156,327,779)     (9,365,276)
                                                    ============    ============    ============    ============


                                                    DryVIFGrInc      FedQualBd        FidVIPEI        FidVIPGr
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        185,410               -      24,736,177       4,064,147
  Mortality and expense risk charges (note 2) ...       (510,452)         (3,095)    (10,166,976)    (11,783,285)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (325,042)         (3,095)     14,569,201      (7,719,138)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     11,813,106         935,521     142,730,741     226,215,860
  Cost of mutual fund shares sold ...............    (11,894,302)       (929,542)   (131,811,561)   (285,740,998)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        (81,196)          5,979      10,919,180     (59,525,138)
  Change in unrealized gain (loss)
    on investments ..............................    (12,040,858)         (8,367)   (161,178,952)   (303,154,792)
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (12,122,054)         (2,388)   (150,259,772)   (362,679,930)
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................              -               -      33,668,686               -
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (12,447,096)         (5,483)   (102,021,885)   (370,399,068)
                                                    ============    ============    ============    ============




                                                       FidVIPHI         FidVIPOv        FidVIPOvR         FidVIPAM
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  25,369,640        2,039,543                -       21,869,441
  Mortality and expense risk charges (note 2) ...      (1,699,521)      (1,813,308)         (11,339)      (3,741,252)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................      23,670,119          226,235          (11,339)      18,128,189
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........     157,785,260      161,456,099          323,965       62,831,717
  Cost of mutual fund shares sold ...............    (204,992,778)    (202,489,036)        (340,248)     (67,032,119)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........     (47,207,518)     (41,032,937)         (16,283)      (4,200,402)
  Change in unrealized gain (loss)
    on investments ..............................      12,158,125       33,598,386         (344,738)     (65,370,196)
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............     (35,049,393)      (7,434,551)        (361,021)     (69,570,598)
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (11,379,274)      (7,208,316)        (372,360)     (51,442,409)
                                                    =============    =============    =============    =============


                                                      FidVIPCon       FidVIPGrOp       FidVIPVaIS       GVITEmMrkts
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       6,839,233          639,320                -            3,369
  Mortality and expense risk charges (note 2) ...      (5,701,645)        (428,040)            (391)         (44,479)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................       1,137,588          211,280             (391)         (41,110)
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual funds shares sold ........     103,911,380        9,354,786        1,124,939       37,743,888
  Cost of mutual fund shares sold ...............    (103,406,821)     (13,444,158)      (1,146,534)     (37,105,829)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........         504,559       (4,089,372)         (21,595)         638,059
  Change in unrealized gain (loss)
    on investments ..............................     (13,269,579)      (5,278,101)         (22,062)      (1,358,683)
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............     (12,765,020)      (9,367,473)         (43,657)        (720,624)
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (11,627,432)      (9,156,193)         (44,048)        (761,734)
                                                    =============    =============    =============    =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                                   GVITEmMrkts3    GVITGlFin3    GVITGlHlth3     GVITGlTech
                                                                   ------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................   $     1,600              -              -         19,095
  Mortality and expense risk charges (note 2) ..................        (2,263)           (53)           (55)       (21,570)
                                                                   -----------    -----------    -----------    -----------
    Net investment activity ....................................          (663)           (53)           (55)        (2,475)
                                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .......................       118,603             54         31,186     14,790,599
  Cost of mutual fund shares sold ..............................      (140,815)           (55)       (33,062)   (15,591,222)
                                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ........................       (22,212)            (1)        (1,876)      (800,623)
  Change in unrealized gain (loss)
    on investments .............................................      (193,880)        (1,748)        (1,022)      (565,535)
                                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments .............................      (216,092)        (1,749)        (2,898)    (1,366,158)
                                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains .....................................             -              -              -              -
                                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................   $  (216,755)        (1,802)        (2,953)    (1,368,633)
                                                                   ===========    ===========    ===========    ===========


                                                                   GVITGlTech3     GVITGlUtl3     GVITGvtBd     GVITGrowth
                                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................................         1,205            680      8,638,475              -
  Mortality and expense risk charges (note 2) ..................          (288)          (181)    (2,530,011)      (881,301)
                                                                   -----------    -----------    -----------    -----------
    Net investment activity ....................................           917            499      6,108,464       (881,301)
                                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .......................        77,208        126,900     79,095,222     22,857,424
  Cost of mutual fund shares sold ..............................       (85,301)      (133,480)   (73,648,437)   (60,724,754)
                                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ........................        (8,093)        (6,580)     5,446,785    (37,867,330)
  Change in unrealized gain (loss)
    on investments .............................................       (22,881)        (6,822)       766,469     14,115,959
                                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments .............................       (30,974)       (13,402)     6,213,254    (23,751,371)
                                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains .....................................             -              -        379,615              -
                                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations .......................       (30,057)       (12,903)    12,701,333    (24,632,672)
                                                                   ===========    ===========    ===========    ===========


                                                                GVITIDAgg         GVITIDCon        GVITIDMod        GVITIDModAgg
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $        2,469             9,058            20,516            22,770
  Mortality and expense risk charges (note 2) ............           (1,843)           (3,886)          (11,480)          (14,541)
                                                             --------------    --------------    --------------    --------------
    Net investment activity ..............................              626             5,172             9,036             8,229
                                                             --------------    --------------    --------------    --------------

  Proceeds from mutual funds shares sold .................          232,712           338,394           563,036           817,370
  Cost of mutual fund shares sold ........................         (228,372)         (339,554)         (555,853)         (803,584)
    Realized gain (loss) on investments ..................            4,340            (1,160)            7,183            13,786
                                                             --------------    --------------    --------------    --------------
  Change in unrealized gain (loss)
    on investments .......................................          (36,013)          (16,300)         (164,080)         (293,391)
                                                             --------------    --------------    --------------    --------------
    Net gain (loss) on investments .......................          (31,673)          (17,460)         (156,897)         (279,605)
                                                             --------------    --------------    --------------    --------------
  Reinvested capital gains ...............................               94                12                13               213
                                                             --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .................   $      (30,953)          (12,276)         (147,848)         (271,163)
                                                             ==============    ==============    ==============    ==============


                                                              GVITIDModCon       GVITIntGro        GVITIntGro3       GVITMyMkt
                                                             --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................           11,077                 -                 -         5,301,977
  Mortality and expense risk charges (note 2) ............           (5,433)           (1,998)              (74)       (5,725,331)
                                                             --------------    --------------    --------------    --------------
    Net investment activity ..............................            5,644            (1,998)              (74)         (423,354)
                                                             --------------    --------------    --------------    --------------

  Proceeds from mutual funds shares sold .................          226,690         2,621,221           154,326     1,084,337,850
  Cost of mutual fund shares sold ........................         (222,739)       (2,623,704)         (155,118)   (1,084,337,850)
    Realized gain (loss) on investments ..................            3,951            (2,483)             (792)                -
                                                             --------------    --------------    --------------    --------------
  Change in unrealized gain (loss)
    on investments .......................................          (49,229)          (12,544)            1,659                 -
                                                             --------------    --------------    --------------    --------------
    Net gain (loss) on investments .......................          (45,278)          (15,027)              867                 -
                                                             --------------    --------------    --------------    --------------
  Reinvested capital gains ...............................               12                 -                 -                 -
                                                             --------------    --------------    --------------    --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .................          (39,622)          (17,025)              793          (423,354)
                                                             ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                                       GVITLead3     GVITSmCapGr     GVITSmCapVal     GVITSmComp
                                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................................   $        575               -               -               -
  Mortality and expense risk charges (note 2) ....................           (916)       (117,240)     (1,512,592)     (1,824,345)
                                                                     ------------    ------------    ------------    ------------
    Net investment activity ......................................           (341)       (117,240)     (1,512,592)     (1,824,345)
                                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........................        389,396      12,849,577      70,704,572      62,492,668
  Cost of mutual fund shares sold ................................       (401,586)    (13,451,350)    (77,141,526)    (78,642,618)
                                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ..........................        (12,190)       (601,773)     (6,436,954)    (16,149,950)
  Change in unrealized gain (loss)
    on investments ...............................................        (13,662)     (3,121,884)    (28,073,071)      4,432,385
                                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ...............................        (25,852)     (3,723,657)    (34,510,025)    (11,717,565)
                                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains .......................................              -               -       4,631,104               -
      Net increase (decrease) in contract owners'
        equity resulting from operations .........................   $    (26,193)     (3,840,897)    (31,391,513)    (13,541,910)
                                                                     ============    ============    ============    ============


                                                                       GVITTotRt      GVITUSGro3       JanCapAp      JanGlTechS2
                                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................................      1,886,364               -          92,832               -
  Mortality and expense risk charges (note 2) ....................     (4,070,579)            (11)       (346,289)         (1,504)
                                                                     ------------    ------------    ------------    ------------
    Net investment activity ......................................     (2,184,215)            (11)       (253,457)         (1,504)
                                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold .........................     64,036,853              11      29,823,665         268,241
  Cost of mutual fund shares sold ................................   (100,590,259)            (12)    (36,799,168)       (285,974)
                                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ..........................    (36,553,406)             (1)     (6,975,503)        (17,733)
  Change in unrealized gain (loss)
    on investments ...............................................        (65,353)         (1,405)      3,035,774        (114,287)
                                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ...............................    (36,618,759)         (1,406)     (3,939,729)       (132,020)
                                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains .......................................              -               -               -               -
      Net increase (decrease) in contract owners'
        equity resulting from operations .........................    (38,802,974)         (1,417)     (4,193,186)       (133,524)
                                                                     ============    ============    ============    ============

                                                              JanGlTech      JanIntGroS2     JanIntGro     MGVITMultiSec
                                                            ------------    ------------    ------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $          -           1,640          83,988         533,196
  Mortality and expense risk charges (note 2) ...........       (147,298)         (3,291)       (200,848)       (119,913)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................       (147,298)         (1,651)       (116,860)        413,283
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................     22,771,583         381,701      93,809,606      10,809,810
  Cost of mutual fund shares sold .......................    (23,158,631)       (390,361)    (93,401,628)    (10,960,225)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................       (387,048)         (8,660)        407,978        (150,415)
                                                            ------------    ------------    ------------    ------------
  Change in unrealized gain (loss)
    on investments ......................................     (6,987,978)       (121,974)     (3,638,990)        (54,557)
                                                            ------------    ------------    ------------    ------------

    Net gain (loss) on investments ......................     (7,375,026)       (130,634)     (3,231,012)       (204,972)
                                                            ------------    ------------    ------------    ------------

  Reinvested capital gains ..............................              -               -               -               -
                                                            ------------    ------------    ------------    ------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (7,522,324)       (132,285)     (3,347,872)        208,311
                                                            ============    ============    ============    ============


                                                              NBAMTGro       NBAMTGuard       NBAMTLMat      NBAMTPart
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................              -         294,283       6,374,235       1,396,915
  Mortality and expense risk charges (note 2) ...........     (1,694,366)       (303,317)       (869,818)     (1,957,304)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................     (1,694,366)         (9,034)      5,504,417        (560,389)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................     60,771,626      11,648,884      32,672,293      39,793,471
  Cost of mutual fund shares sold .......................   (153,554,644)    (13,581,360)    (31,629,520)    (47,417,182)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................    (92,783,018)     (1,932,476)      1,042,773      (7,623,711)
                                                            ------------    ------------    ------------    ------------
  Change in unrealized gain (loss)
    on investments ......................................     37,762,368      (3,406,962)     (4,768,021)    (22,459,649)
                                                            ------------    ------------    ------------    ------------

    Net gain (loss) on investments ......................    (55,020,650)     (5,339,438)     (3,725,248)    (30,083,360)
                                                            ------------    ------------    ------------    ------------

  Reinvested capital gains ..............................              -               -               -               -
                                                            ------------    ------------    ------------    ------------

      Net increase (decrease) in contract owners'
        equity resulting from operations ................    (56,715,016)     (5,348,472)      1,779,169     (30,643,749)
                                                            ============    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                              OppAggGro        OppBdFd        OppCapAp        OppGlSec
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $    184,994      18,719,318       1,238,268       2,686,150
  Mortality and expense risk charges (note 2) ...........       (197,949)     (1,689,676)     (1,496,776)     (3,587,366)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................        (12,955)     17,029,642        (258,508)       (901,216)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................     15,410,521      49,539,756      61,343,438     118,774,879
  Cost of mutual fund shares sold .......................    (18,275,676)    (55,004,697)    (93,616,348)   (130,892,535)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................     (2,865,155)     (5,464,941)    (32,272,910)    (12,117,656)
  Change in unrealized gain (loss)
    on investments ......................................     (2,964,531)     (7,472,869)    (15,057,627)    (29,380,838)
                                                            ------------    ------------    ------------    ------------
    Net gain (loss) on investments ......................     (5,829,686)    (12,937,810)    (47,330,537)    (41,498,494)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains ..............................              -               -               -               -
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (5,842,641)      4,091,832     (47,589,045)    (42,399,710)
                                                            ============    ============    ============    ============


                                                             OppMSGrInc      OppMultStr      SGVITMdCpGr       StOpp2
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................        172,508       7,688,865               -               -
  Mortality and expense risk charges (note 2) ...........       (170,184)     (1,515,653)       (130,180)     (4,373,099)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................          2,324       6,173,212        (130,180)     (4,373,099)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................      2,504,714      25,959,077      15,805,015      76,219,608
  Cost of mutual fund shares sold .......................     (3,210,912)    (27,649,524)    (18,821,112)    (89,665,906)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................       (706,198)     (1,690,447)     (3,016,097)    (13,446,298)
  Change in unrealized gain (loss)
    on investments ......................................     (1,348,180)    (25,118,980)     (2,288,403)    (88,007,599)
                                                            ------------    ------------    ------------    ------------
    Net gain (loss) on investments ......................     (2,054,378)    (26,809,427)     (5,304,500)   (101,453,897)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains ..............................              -       3,191,289               -               -
      Net increase (decrease) in contract owners'
        equity resulting from operations ................     (2,052,054)    (17,444,926)     (5,434,680)   (105,826,996)
                                                            ============    ============    ============    ============


                                                             StDisc2       StIntStk2       TurnGVITGro    TurnGVITGro3
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $          -         653,551               -               -
  Mortality and expense risk charges (note 2) .........       (668,345)       (158,860)        (21,484)            (77)
                                                          ------------    ------------    ------------    ------------
    Net investment activity ...........................       (668,345)        494,691         (21,484)            (77)
                                                          ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ..............     11,392,760      83,492,838       8,134,088          39,549
  Cost of mutual fund shares sold .....................    (10,583,590)    (85,040,592)     (8,881,886)        (41,717)
                                                          ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...............        809,170      (1,547,754)       (747,798)         (2,168)
  Change in unrealized gain (loss)
    on investments ....................................     (5,307,577)       (240,235)       (546,035)         (7,537)
                                                          ------------    ------------    ------------    ------------
    Net gain (loss) on investments ....................     (4,498,407)     (1,787,989)     (1,293,833)         (9,705)
                                                          ------------    ------------    ------------    ------------
  Reinvested capital gains ............................              -               -               -               -
      Net increase (decrease) in contract owners'
        equity resulting from operations ..............   $ (5,166,752)     (1,293,298)     (1,315,317)         (9,782)
                                                          ============    ============    ============    ============


                                                            VEWrldBd       VEWrldEMkt       VEWrldHAs       VKEmMkt
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................              -          97,619         301,831               -
  Mortality and expense risk charges (note 2) .........       (265,793)       (381,906)       (298,115)        (94,865)
                                                          ------------    ------------    ------------    ------------
    Net investment activity ...........................       (265,793)       (284,287)          3,716         (94,865)
                                                          ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ..............     16,574,715      71,596,023      22,108,330       8,021,394
  Cost of mutual fund shares sold .....................    (16,277,761)    (62,119,744)    (22,852,951)     (8,060,978)
                                                          ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...............        296,954       9,476,279        (744,621)        (39,584)
  Change in unrealized gain (loss)
    on investments ....................................      3,654,330      (7,241,037)      3,899,857        (226,098)
                                                          ------------    ------------    ------------    ------------
    Net gain (loss) on investments ....................      3,951,284       2,235,242       3,155,236        (265,682)
                                                          ------------    ------------    ------------    ------------
  Reinvested capital gains ............................              -               -               -               -
      Net increase (decrease) in contract owners'
        equity resulting from operations ..............      3,685,491       1,950,955       3,158,952        (360,547)
                                                          ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                    VKUSRealEst
                                                    ------------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -
  Mortality and expense risk charges (note 2) ...       (922,331)
                                                    ------------
    Net investment activity .....................       (922,331)
                                                    ------------

  Proceeds from mutual funds shares sold ........     23,537,123
  Cost of mutual fund shares sold ...............    (20,884,167)
                                                    ------------
    Realized gain (loss) on investments .........      2,652,956
  Change in unrealized gain (loss)
    on investments ..............................     10,710,160
                                                    ------------
    Net gain (loss) on investments ..............     13,363,116
                                                    ------------
  Reinvested capital gains ......................              -
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 12,440,785
                                                    ============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                  TOTAL                                  ACVPBal
                                                   ------------------------------------    ------------------------------------
                                                          2002                2001                2002                2001
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     64,579,037         127,286,804           2,620,642           3,334,261
  Realized gain (loss) on investments ..........       (545,524,799)       (558,490,701)         (3,036,542)         (3,719,758)
  Change in unrealized gain (loss)
    on investments .............................       (888,689,198)     (1,772,108,304)         (8,800,139)         (8,808,307)
  Reinvested capital gains .....................         53,643,006         896,680,343                   -           5,248,329
                                                   ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................     (1,315,991,954)     (1,306,631,858)         (9,216,039)         (3,945,475)
                                                   ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................        260,896,910         365,643,911           2,147,566           2,900,693
  Transfers between funds ......................                  -                   -          (1,202,151)         (2,037,462)
  Redemptions ..................................     (1,274,810,972)     (1,491,838,267)        (10,784,791)        (13,539,096)
  Annuity benefits .............................         (1,647,069)         (1,962,111)            (23,603)            (27,688)
  Annual contract maintenance charges
    (note 2) ...................................         (3,798,405)         (4,138,329)            (34,397)            (35,539)
  Contingent deferred sales charges
    (note 2) ...................................         (9,670,909)        (13,943,981)            (83,434)           (143,217)
  Adjustments to maintain reserves .............           (105,913)         (2,180,945)               (764)            (12,063)
                                                   ----------------    ----------------    ----------------    ----------------
      Net equity transactions ..................     (1,029,136,358)     (1,148,419,722)         (9,981,574)        (12,894,372)
                                                   ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (2,345,128,312)     (2,455,051,580)        (19,197,613)        (16,839,847)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     14,643,768,219      19,090,847,997         141,258,044         169,055,106
                                                   ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,298,639,907      16,635,796,417         122,060,431         152,215,259
                                                   ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units ..............................        698,397,669         771,858,447           7,936,317           9,044,850
                                                   ----------------    ----------------    ----------------    ----------------
  Units purchased ..............................         56,839,015         371,182,294             127,553             912,507
  Units redeemed ...............................       (105,445,644)       (408,264,916)           (711,955)         (1,626,937)
                                                   ----------------    ----------------    ----------------    ----------------
  Ending units .................................        639,564,561         734,775,825           7,351,915           8,330,420
                                                   ================    ================    ================    ================


                                                                  ACVPCapAp                            ACVPIncGr
                                                   ------------------------------------    ------------------------------------
                                                         2002                2001                2002                2001
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (1,422,634)         (2,279,318)            202,691             142,761
  Realized gain (loss) on investments ..........        (26,291,015)          6,022,890          (2,561,936)           (330,214)
  Change in unrealized gain (loss)
    on investments .............................          4,800,851        (189,569,252)         (4,252,068)         (3,392,479)
  Reinvested capital gains .....................                  -         120,030,377                   -                   -
                                                   ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................        (22,912,798)        (65,795,303)         (6,611,313)         (3,579,932)
                                                   ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................          3,592,797           5,952,218           1,518,760           2,201,685
  Transfers between funds ......................         (7,782,289)        (34,224,326)         (2,836,589)          5,605,873
  Redemptions ..................................        (18,622,223)        (27,464,857)         (4,737,434)         (7,130,444)
  Annuity benefits .............................            (17,404)            (33,389)             (2,241)             (2,531)
  Annual contract maintenance charges
    (note 2) ...................................            (87,495)           (108,515)            (16,045)            (17,204)
  Contingent deferred sales charges
    (note 2) ...................................           (136,578)           (211,369)            (48,726)            (60,861)
  Adjustments to maintain reserves .............            (24,449)            276,555                (966)             (1,369)
                                                   ----------------    ----------------    ----------------    ----------------
      Net equity transactions ..................        (23,077,641)        (55,813,683)         (6,123,241)            595,149
                                                   ----------------    ----------------    ----------------    ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        (45,990,439)       (121,608,986)        (12,734,554)         (2,984,783)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        232,128,096         441,520,312          64,137,625          77,612,740
                                                   ----------------    ----------------    ----------------    ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        186,137,657         319,911,326          51,403,071          74,627,957
                                                   ================    ================    ================    ================


CHANGES IN UNITS:
  Beginning units ..............................         10,868,054          15,066,720           6,383,548           6,984,800
                                                   ----------------    ----------------    ----------------    ----------------
  Units purchased ..............................            177,181           1,336,318             160,968           2,470,049
  Units redeemed ...............................         (1,302,155)         (3,709,852)           (802,742)         (2,426,322)
                                                   ----------------    ----------------    ----------------    ----------------
  Ending units .................................          9,743,080          12,693,186           5,741,774           7,028,527
                                                   ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    ACVPInt                            ACVPInt3
                                                        -------------------------------     --------------------------
                                                             2002              2001              2002         2001
                                                        -------------     -------------     -------------     --------
INVESTMENT ACTIVITY:
  Net investment income ............................    $     125,418        (1,705,081)          (11,576)           -
  Realized gain (loss) on investments ..............      (36,310,750)      (74,040,284)             (366)           -
  Change in unrealized gain (loss)
    on investments .................................       27,584,165       (19,650,228)         (102,281)           -
  Reinvested capital gains .........................                -        27,025,160                 -            -
                                                        -------------     -------------     -------------     --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................       (8,601,167)      (68,370,433)         (114,223)           -
                                                        -------------     -------------     -------------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................        2,460,061         6,049,272           979,119            -
  Transfers between funds ..........................      (19,041,622)      (18,839,756)        9,236,375            -
  Redemptions ......................................      (15,242,539)      (22,771,676)         (151,516)           -
  Annuity benefits .................................          (44,944)          (57,239)                -            -
  Annual contract maintenance charges
    (note 2) .......................................          (38,813)          (51,181)             (197)           -
  Contingent deferred sales charges
    (note 2) .......................................         (123,625)         (212,752)           (1,922)           -
  Adjustments to maintain reserves .................          (97,305)             (772)          103,968            -
                                                        -------------     -------------     -------------     --------
      Net equity transactions ......................      (32,128,787)      (35,884,104)       10,165,827            -
                                                        -------------     -------------     -------------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (40,729,954)     (104,254,537)       10,051,604            -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................      184,089,162       351,676,258                 -            -
                                                        -------------     -------------     -------------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 143,359,208       247,421,721        10,051,604            -
                                                        =============     =============     =============     ========


CHANGES IN UNITS:
  Beginning units ..................................       12,314,248        16,440,930                 -            -
                                                        -------------     -------------     -------------     --------
  Units purchased ..................................          170,779         9,584,591         1,049,855            -
  Units redeemed ...................................       (2,380,027)      (11,442,744)          (15,123)           -
                                                        -------------     -------------     -------------     --------
  Ending units .....................................       10,105,000        14,582,777         1,034,732            -
                                                        =============     =============     =============     ========


                                                                   ACVPUltra                      ACVPVal
                                                        --------------------------    -------------------------------
                                                                 2002         2001             2002              2001
                                                        -------------     --------    -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income ............................              (51)           -          361,093           488,574
  Realized gain (loss) on investments ..............           (2,524)           -        3,627,431         6,921,593
  Change in unrealized gain (loss)
    on investments .................................             (607)           -      (26,247,177)         (342,923)
  Reinvested capital gains .........................                -            -       11,477,528                 -
                                                        -------------     --------    -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................           (3,182)           -      (10,781,125)        7,067,244
                                                        -------------     --------    -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................              669            -        4,908,292         2,585,884
  Transfers between funds ..........................           32,823            -       19,958,728        68,034,245
  Redemptions ......................................                -            -      (20,367,688)       (9,105,034)
  Annuity benefits .................................                -            -          (20,839)          (18,969)
  Annual contract maintenance charges
    (note 2) .......................................                -            -          (39,853)          (20,456)
  Contingent deferred sales charges
    (note 2) .......................................                -            -         (152,364)          (89,905)
  Adjustments to maintain reserves .................               10            -           23,694            10,118
                                                        -------------     --------    -------------     -------------
      Net equity transactions ......................           33,502            -        4,309,970        61,395,883
                                                        -------------     --------    -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............           30,320            -       (6,471,155)       68,463,127
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................                -            -      210,919,797        97,953,748
                                                        -------------     --------    -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............           30,320            -      204,448,642       166,416,875
                                                        =============     ========    =============     =============


CHANGES IN UNITS:
  Beginning units ..................................                -            -       12,737,342         6,581,120
                                                        -------------     --------    -------------     -------------
  Units purchased ..................................            3,329            -          285,249        14,263,006
  Units redeemed ...................................                -            -          (88,562)      (10,343,636)
                                                        -------------     --------    -------------     -------------
  Ending units .....................................            3,329            -       12,934,029        10,500,490
                                                        =============     ========    =============     =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                   AmerGro                          AmerHiYld
                                                        -----------------------------     -----------------------------
                                                            2002             2001             2002             2001
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ............................    $   (152,422)         (22,319)         122,296          148,387
  Realized gain (loss) on investments ..............        (362,358)       1,784,496          (36,739)         (79,218)
  Change in unrealized gain (loss)
    on investments .................................      (3,815,874)     (13,041,461)        (237,199)           6,068
  Reinvested capital gains .........................               -        7,912,626                -                -
                                                        ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................      (4,330,654)      (3,366,658)        (151,642)          75,237
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         171,163          401,987           21,820           17,334
  Transfers between funds ..........................        (529,498)         (96,909)        (112,512)         (42,202)
  Redemptions ......................................      (2,014,850)      (3,244,094)         (79,693)        (299,227)
  Annuity benefits .................................          (6,754)          (7,614)          (3,118)          (3,099)
  Annual contract maintenance charges
    (note 2) .......................................          (4,551)          (5,049)            (543)            (536)
  Contingent deferred sales charges
    (note 2) .......................................          (8,962)          (4,017)            (326)               -
  Adjustments to maintain reserves .................              60          237,281              (62)             930
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................      (2,393,392)      (2,718,415)        (174,434)        (326,800)
                                                        ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (6,724,046)      (6,085,073)        (326,076)        (251,563)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................      26,005,041       37,436,411        1,612,158        1,712,146
                                                        ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $ 19,280,995       31,351,338        1,286,082        1,460,583
                                                        ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ..................................         473,727          553,384           57,996           65,618
                                                        ------------     ------------     ------------     ------------
  Units purchased ..................................           3,364           12,901              855           24,156
  Units redeemed ...................................         (50,009)         (58,399)          (7,533)         (36,381)
                                                        ------------     ------------     ------------     ------------
  Ending units .....................................         427,082          507,886           51,318           53,393
                                                        ============     ============     ============     ============


                                                                 AmerUSGvt                           CSGPVen
                                                        -----------------------------     -----------------------------
                                                                2002             2001             2002             2001
                                                        ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ............................         122,624          151,916          (93,219)        (182,297)
  Realized gain (loss) on investments ..............          25,486           13,666       (2,019,748)     (12,637,158)
  Change in unrealized gain (loss)
    on investments .................................         (54,873)        (100,698)         (37,021)       6,223,817
  Reinvested capital gains .........................               -                -                -                -
                                                        ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................          93,237           64,884       (2,149,988)      (6,595,638)
                                                        ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................          20,789           22,954          286,631          646,499
  Transfers between funds ..........................          30,509           92,090       (2,085,913)      (5,633,143)
  Redemptions ......................................        (139,153)        (120,714)      (1,017,316)      (1,725,641)
  Annuity benefits .................................          (2,627)          (2,609)            (757)            (613)
  Annual contract maintenance charges
    (note 2) .......................................          (1,246)          (1,235)          (4,385)          (6,489)
  Contingent deferred sales charges
    (note 2) .......................................            (143)             (46)         (11,193)         (17,203)
  Adjustments to maintain reserves .................             (32)          (1,807)            (598)         (22,343)
                                                        ------------     ------------     ------------     ------------
      Net equity transactions ......................         (91,903)         (11,367)      (2,833,531)      (6,758,933)
                                                        ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............           1,334           53,517       (4,983,519)     (13,354,571)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................       2,958,036        3,011,672       16,340,523       35,233,536
                                                        ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............       2,959,370        3,065,189       11,357,004       21,878,965
                                                        ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ..................................         121,523          130,827        1,505,920        2,286,967
                                                        ------------     ------------     ------------     ------------
  Units purchased ..................................           2,138            6,656           28,438          896,319
  Units redeemed ...................................          (5,800)          (7,017)        (307,886)      (1,403,784)
                                                        ------------     ------------     ------------     ------------
  Ending units .....................................         117,861          130,466        1,226,472        1,779,502
                                                        ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                  CSIntEq                          CSSmCapGr
                                                       ------------------------------    ------------------------------
                                                            2002             2001             2002             2001
                                                       -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ............................   $    (657,324)        (962,003)      (1,339,145)      (1,846,456)
  Realized gain (loss) on investments ..............      (1,872,442)     (24,898,649)     (51,986,243)     (49,335,803)
  Change in unrealized gain (loss)
    on investments .................................         802,963         (197,681)       5,242,068        3,781,938
  Reinvested capital gains .........................               -                -                -                -
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................      (1,726,803)     (26,058,333)     (48,083,320)     (47,400,321)
                                                       -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................       1,653,415        2,473,254        3,861,110        5,882,514
  Transfers between funds ..........................      (6,716,648)      (5,753,507)     (20,248,965)     (23,304,628)
  Redemptions ......................................      (6,712,209)      (9,872,844)     (15,370,739)     (20,706,624)
  Annuity benefits .................................         (11,871)         (15,975)          (9,630)         (10,360)
  Annual contract maintenance charges
    (note 2) .......................................         (20,833)         (25,355)         (56,220)         (63,494)
  Contingent deferred sales charges
    (note 2) .......................................         (66,963)        (105,863)        (162,959)        (232,834)
  Adjustments to maintain reserves .................           2,550           31,933           11,016         (367,769)
                                                       -------------    -------------    -------------    -------------
      Net equity transactions ......................     (11,872,559)     (13,268,357)     (31,976,387)     (38,803,195)
                                                       -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............     (13,599,362)     (39,326,690)     (80,059,707)     (86,203,516)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................     100,550,096      165,002,809      237,432,231      341,857,684
                                                       -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............   $  86,950,734      125,676,119      157,372,524      255,654,168
                                                       =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ..................................      10,217,780       12,854,476       13,924,081       16,612,117
                                                       -------------    -------------    -------------    -------------
  Units purchased ..................................         166,024        5,200,454          250,497        4,747,167
  Units redeemed ...................................      (1,348,432)      (6,327,369)      (2,310,896)      (6,873,188)
                                                       -------------    -------------    -------------    -------------
  Ending units .....................................       9,035,372       11,727,561       11,863,682       14,486,096
                                                       =============    =============    =============    =============


                                                                  DryMidCapIx                      DryEuroEq
                                                       ------------------------------    ------------------------------
                                                            2002             2001             2002             2001
                                                       -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income ............................        (415,093)        (168,918)         (12,008)         (13,683)
  Realized gain (loss) on investments ..............        (280,938)      (1,821,912)         (11,663)        (170,670)
  Change in unrealized gain (loss)
    on investments .................................      (4,713,768)         877,344          (64,371)        (176,991)
  Reinvested capital gains .........................         294,440                -                -                -
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................      (5,115,359)      (1,113,486)         (88,042)        (361,344)
                                                       -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................       1,924,737        1,579,684           69,595          122,943
  Transfers between funds ..........................      33,409,430       22,565,646         (462,134)         472,229
  Redemptions ......................................      (8,005,174)      (3,198,747)        (224,318)         (84,033)
  Annuity benefits .................................               -                -                -                -
  Annual contract maintenance charges
    (note 2) .......................................         (14,089)          (6,889)            (615)            (398)
  Contingent deferred sales charges
    (note 2) .......................................         (52,434)         (28,775)          (1,511)            (573)
  Adjustments to maintain reserves .................          (3,171)            (366)             442              (44)
                                                       -------------    -------------    -------------    -------------
      Net equity transactions ......................      27,259,299       20,910,553         (618,541)         510,124
                                                       -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      22,143,940       19,797,067         (706,583)         148,780
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................      61,955,222       34,238,564        1,833,952        1,980,087
                                                       -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      84,099,162       54,035,631        1,127,369        2,128,867
                                                       =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ..................................       6,105,234        3,284,842          279,032          213,611
                                                       -------------    -------------    -------------    -------------
  Units purchased ..................................       3,031,013        7,702,045           10,298        2,467,075
  Units redeemed ...................................        (472,568)      (5,801,632)        (101,575)      (2,390,202)
                                                       -------------    -------------    -------------    -------------
  Ending units .....................................       8,663,679        5,185,255          187,755          290,484
                                                       =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                                     DrySmCapIxS               DrySRGro
                                                           ----------------------   --------------------------------
                                                                 2002        2001         2002              2001
                                                           --------------    ----   --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ................................   $       (1,641)      -       (1,274,659)       (2,032,560)
  Realized gain (loss) on investments ..................         (670,313)      -       (6,049,569)        4,403,279
  Change in unrealized gain (loss)
    on investments .....................................          542,496       -      (28,620,022)      (52,175,991)
  Reinvested capital gains .............................                -       -                -                 -
                                                           --------------    ----   --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................         (129,458)      -      (35,944,250)      (49,805,272)
                                                           --------------    ----   --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................           (6,902)      -        6,323,315         9,833,114
  Transfers between funds ..............................          294,488       -      (11,681,276)      (19,960,354)
  Redemptions ..........................................          (21,918)      -      (14,395,476)      (21,031,743)
  Annuity benefits .....................................                -       -          (31,717)          (37,435)
  Annual contract maintenance charges
    (note 2) ...........................................              (27)      -          (86,087)         (101,783)
  Contingent deferred sales charges
    (note 2) ...........................................               (5)      -         (173,137)         (274,681)
  Adjustments to maintain reserves .....................           11,306       -            3,171            (4,284)
                                                           --------------    ----   --------------    --------------
      Net equity transactions ..........................          276,942       -      (20,041,207)      (31,577,166)
                                                           --------------    ----   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................          147,484       -      (55,985,457)      (81,382,438)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................                -       -      216,049,739       351,521,180
                                                           --------------    ----   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $      147,484       -      160,064,282       270,138,742
                                                           ==============    ====   ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................................                -       -        9,331,555        11,621,929
                                                           --------------    ----   --------------    --------------
  Units purchased ......................................           17,430       -          301,461         1,316,696
  Units redeemed .......................................           (1,153)      -       (1,243,197)       (2,482,133)
                                                           --------------    ----   --------------    --------------
  Ending units .........................................           16,277       -        8,389,819        10,456,492
                                                           ==============    ====   ==============    ==============


                                                                       DryStkIx                           DryVIFApp
                                                           --------------------------------    --------------------------------
                                                                     2002              2001              2002              2001
                                                           --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ................................         (866,489)       (2,647,588)         (665,419)         (837,936)
  Realized gain (loss) on investments ..................       (8,031,248)       32,204,503        (2,703,198)         (203,135)
  Change in unrealized gain (loss)
    on investments .....................................     (147,430,042)     (149,645,710)       (5,996,659)       (8,327,562)
  Reinvested capital gains .............................                -           268,394                 -                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................     (156,327,779)     (119,820,401)       (9,365,276)       (9,368,633)
                                                           --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       22,399,469        33,042,987         2,445,032         3,490,630
  Transfers between funds ..............................      (39,894,048)      (11,602,954)         (854,030)       (8,475,231)
  Redemptions ..........................................      (80,620,454)     (104,544,244)       (8,578,551)       (9,144,748)
  Annuity benefits .....................................         (250,880)         (288,322)          (29,029)          (29,158)
  Annual contract maintenance charges
    (note 2) ...........................................         (299,379)         (334,029)          (28,317)          (29,780)
  Contingent deferred sales charges
    (note 2) ...........................................         (836,339)       (1,200,919)          (74,693)         (107,459)
  Adjustments to maintain reserves .....................            6,129           (12,149)              327             2,822
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................      (99,495,502)      (84,939,630)       (7,119,261)      (14,292,924)
                                                           --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................     (255,823,281)     (204,760,031)      (16,484,537)      (23,661,557)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................    1,184,420,372     1,615,088,831       104,121,519       141,303,087
                                                           --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................      928,597,091     1,410,328,800        87,636,982       117,641,530
                                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................................       47,103,460        55,652,644         8,242,001        10,006,977
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................          962,220        10,808,315           207,628         1,833,372
  Units redeemed .......................................       (5,176,975)      (13,946,161)         (800,998)       (2,892,535)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................       42,888,705        52,514,798         7,648,631         8,947,814
                                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                      DryVIFGrInc                       FedQualBd
                                                           --------------------------------    ------------------------
                                                                 2002              2001              2002         2001
                                                           --------------    --------------    --------------    ------
INVESTMENT ACTIVITY:
  Net investment income ................................   $     (325,042)         (396,014)           (3,095)        -
  Realized gain (loss) on investments ..................          (81,196)          352,932             5,979         -
  Change in unrealized gain (loss)
    on investments .....................................      (12,040,858)       (1,809,288)           (8,367)        -
  Reinvested capital gains .............................                -           931,043                 -         -
                                                           --------------    --------------    --------------    ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................      (12,447,096)         (921,327)           (5,483)        -
                                                           --------------    --------------    --------------    ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        1,643,546         2,327,356            23,003         -
  Transfers between funds ..............................         (901,592)        1,821,557         3,183,923         -
  Redemptions ..........................................       (5,500,979)       (4,687,232)          (23,779)        -
  Annuity benefits .....................................             (252)             (302)                -         -
  Annual contract maintenance charges
    (note 2) ...........................................          (23,034)          (22,991)              (91)        -
  Contingent deferred sales charges
    (note 2) ...........................................          (58,456)          (71,475)              (50)        -
  Adjustments to maintain reserves .....................           (1,738)           (1,132)              (24)        -
                                                           --------------    --------------    --------------    ------
      Net equity transactions ..........................       (4,842,505)         (634,219)        3,182,982         -
                                                           --------------    --------------    --------------    ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      (17,289,601)       (1,555,546)        3,177,499         -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................       81,487,384        86,405,082                 -         -
                                                           --------------    --------------    --------------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $   64,197,783        84,849,536         3,177,499         -
                                                           ==============    ==============    ==============    ======


CHANGES IN UNITS:
  Beginning units ......................................        6,190,388         6,251,142                 -         -
                                                           --------------    --------------    --------------    ------
  Units purchased ......................................          140,581         1,134,299           316,996         -
  Units redeemed .......................................         (547,644)       (1,195,053)           (2,316)        -
                                                           --------------    --------------    --------------    ------
  Ending units .........................................        5,940,711         6,190,388           314,680         -
                                                           ==============    ==============    ==============    ======


                                                                        FidVIPEI                            FidVIPGr
                                                           --------------------------------    ---------------------------------
                                                                2002              2001              2002              2001
                                                           --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ................................       14,569,201        19,181,064        (7,719,138)      (15,574,687)
  Realized gain (loss) on investments ..................       10,919,180        29,910,865       (59,525,138)       26,871,263
  Change in unrealized gain (loss)
    on investments .....................................     (161,178,952)     (171,531,742)     (303,154,792)     (509,433,385)
  Reinvested capital gains .............................       33,668,686        89,248,151                 -       192,127,379
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................     (102,021,885)      (33,191,662)     (370,399,068)     (306,009,430)
                                                           --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................       20,711,451        28,382,819        34,672,669        52,375,080
  Transfers between funds ..............................       (4,572,031)       (7,850,591)      (74,922,750)     (114,420,880)
  Redemptions ..........................................     (121,607,487)     (147,641,987)     (147,622,881)     (204,617,544)
  Annuity benefits .....................................         (165,650)         (192,837)         (262,462)         (354,675)
  Annual contract maintenance charges
    (note 2) ...........................................         (374,084)         (404,558)         (593,455)         (700,761)
  Contingent deferred sales charges
    (note 2) ...........................................         (820,774)       (1,278,853)       (1,112,246)       (1,769,863)
  Adjustments to maintain reserves .....................          (44,821)          (43,681)          (84,933)          277,688
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................     (106,873,396)     (129,029,688)     (189,926,058)     (269,210,955)
                                                           --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................     (208,895,281)     (162,221,350)     (560,325,126)     (575,220,385)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................    1,587,351,468     1,973,780,145     1,996,966,659     3,020,236,057
                                                           --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    1,378,456,187     1,811,558,795     1,436,641,533     2,445,015,672
                                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................................       55,766,713        59,929,592        54,011,928        60,371,162
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................          707,025         4,853,712         1,003,968         7,219,833
  Units redeemed .......................................       (4,307,379)       (9,016,591)       (6,443,940)      (13,579,067)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................       47,533,577        55,766,713        42,820,873        54,011,928
                                                           ==============    ==============    ==============    ==============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                                   FidVIPHI                           FidVIPOv
                                                        ------------------------------    ------------------------------
                                                                 2002             2001             2002             2001
                                                        -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income .............................   $  23,670,119       46,250,907          226,235       18,987,040
  Realized gain (loss) on investments ...............     (47,207,518)     (98,534,704)     (41,032,937)     (74,646,782)
  Change in unrealized gain (loss)
    on investments ..................................      12,158,125       26,634,572       33,598,386      (32,179,111)
  Reinvested capital gains ..........................               -                -                -       34,471,204
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................     (11,379,274)     (25,649,225)      (7,208,316)     (53,367,649)
                                                        -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       3,404,622        5,807,755        3,451,944        7,223,788
  Transfers between funds ...........................     (25,806,559)        (109,679)     (15,670,581)     (10,033,471)
  Redemptions .......................................     (25,312,481)     (31,471,137)     (25,157,068)     (37,065,201)
  Annuity benefits ..................................         (32,226)         (38,267)         (34,273)         (54,910)
  Annual contract maintenance charges
    (note 2) ........................................         (56,218)         (68,809)         (85,806)        (108,876)
  Contingent deferred sales charges
    (note 2) ........................................        (201,135)        (296,017)        (149,855)        (226,248)
  Adjustments to maintain reserves ..................            (763)            (379)        (105,211)          (2,654)
                                                        -------------    -------------    -------------    -------------
      Net equity transactions .......................     (48,004,760)     (26,176,533)     (37,750,850)     (40,267,572)
                                                        -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............     (59,384,034)     (51,825,758)     (44,959,166)     (93,635,221)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................     263,631,345      342,986,029      291,219,719      472,682,579
                                                        -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $ 204,247,311      291,160,271      246,260,553      379,047,358
                                                        =============    =============    =============    =============


CHANGES IN UNITS:
  Beginning units ...................................      20,055,329       22,851,138       17,812,067       22,555,451
                                                        -------------    -------------    -------------    -------------
  Units purchased ...................................         262,694       17,682,368          213,103       11,172,674
  Units redeemed ....................................      (3,944,252)     (19,511,708)      (2,520,461)     (13,145,933)
                                                        -------------    -------------    -------------    -------------
  Ending units ......................................      16,373,771       21,021,798       15,504,709       20,582,192
                                                        =============    =============    =============    =============


                                                                  FidVIPOvR                   FidVIPAM
                                                        -------------------------   ------------------------------
                                                                 2002        2001            2002             2001
                                                        -------------    --------   -------------    -------------
INVESTMENT ACTIVITY:
  Net investment income .............................         (11,339)          -      18,128,189       26,385,328
  Realized gain (loss) on investments ...............         (16,283)          -      (4,200,402)       4,067,274
  Change in unrealized gain (loss)
    on investments ..................................        (344,738)          -     (65,370,196)     (74,892,527)
  Reinvested capital gains ..........................               -           -               -       11,726,011
                                                        -------------    --------   -------------    -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................        (372,360)          -     (51,442,409)     (32,713,914)
                                                        -------------    --------   -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................       1,580,520           -       8,691,392       13,085,879
  Transfers between funds ...........................       8,318,005           -     (10,159,501)     (16,112,358)
  Redemptions .......................................        (259,564)          -     (53,045,050)     (71,757,909)
  Annuity benefits ..................................               -           -         (65,045)         (73,630)
  Annual contract maintenance charges
    (note 2) ........................................            (289)          -        (187,256)        (212,341)
  Contingent deferred sales charges
    (note 2) ........................................          (1,810)          -        (287,818)        (460,722)
  Adjustments to maintain reserves ..................         121,728           -         (28,719)         (11,471)
                                                        -------------    --------   -------------    -------------
      Net equity transactions .......................       9,758,590           -     (55,081,997)     (75,542,552)
                                                        -------------    --------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............       9,386,230           -    (106,524,406)    (108,256,466)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................               -           -     610,483,160      794,857,947
                                                        -------------    --------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............       9,386,230           -     503,958,754      686,601,481
                                                        =============    ========   =============    =============


CHANGES IN UNITS:
  Beginning units ...................................               -           -      26,640,365       33,039,585
                                                        -------------    --------   -------------    -------------
  Units purchased ...................................       1,011,411           -         414,807          806,868
  Units redeemed ....................................         (25,200)          -      (3,016,511)      (4,134,516)
                                                        -------------    --------   -------------    -------------
  Ending units ......................................         986,211           -      24,038,661       29,711,937
                                                        =============    ========   =============    =============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                     FidVIPCon                          FidVIPGrOp
                                                         --------------------------------    --------------------------------
                                                                   2002              2001              2002              2001
                                                         --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............................   $    1,137,588         1,433,330           211,280          (287,116)
  Realized gain (loss) on investments ................          504,559        29,637,249        (4,089,372)      (10,226,806)
  Change in unrealized gain (loss)
    on investments ...................................      (13,269,579)     (190,241,287)       (5,278,101)          573,051
  Reinvested capital gains ...........................                -        30,611,614                 -                 -
                                                         --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................      (11,627,432)     (128,559,094)       (9,156,193)       (9,940,871)
                                                         --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................       14,660,657        21,389,118         1,896,437         2,960,812
  Transfers between funds ............................       (8,622,286)      (46,551,279)       (3,914,040)       (5,812,750)
  Redemptions ........................................      (59,160,389)      (77,448,841)       (4,574,157)      (11,226,562)
  Annuity benefits ...................................          (72,205)          (81,515)           (5,409)           (4,987)
  Annual contract maintenance charges
    (note 2) .........................................         (219,072)         (234,400)          (22,664)          (25,934)
  Contingent deferred sales charges
    (note 2) .........................................         (620,526)         (943,219)          (50,579)         (166,765)
  Adjustments to maintain reserves ...................           (6,675)          (35,365)           (2,543)           36,992
                                                         --------------    --------------    --------------    --------------
      Net equity transactions ........................      (54,040,496)     (103,905,501)       (6,672,955)      (14,239,194)
                                                         --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................      (65,667,928)     (232,464,595)      (15,829,148)      (24,180,065)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................      876,424,084     1,225,646,637        70,334,048       110,664,685
                                                         --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................   $  810,756,156       993,182,042        54,504,900        86,484,620
                                                         ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ....................................       43,074,426        52,155,447         7,361,823         9,785,417
                                                         --------------    --------------    --------------    --------------
  Units purchased ....................................          729,821         4,203,751           213,776         1,760,140
  Units redeemed .....................................       (3,374,284)       (9,122,729)         (956,833)       (3,112,803)
                                                         --------------    --------------    --------------    --------------
  Ending units .......................................       40,429,963        47,236,469         6,618,766         8,432,754
                                                         ==============    ==============    ==============    ==============


                                                                     FidVIPVaIS                     GVITEmMrkts
                                                         ----------------------------   --------------------------------
                                                               2002          2001             2002              2001
                                                         --------------    ----------   --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............................             (391)            -          (41,110)           (5,211)
  Realized gain (loss) on investments ................          (21,595)            -          638,059          (418,565)
  Change in unrealized gain (loss)
    on investments ...................................          (22,062)            -       (1,358,683)           15,573
  Reinvested capital gains ...........................                -             -                -                 -
                                                         --------------    ----------   --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................          (44,048)            -         (761,734)         (408,203)
                                                         --------------    ----------   --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................            4,747             -           82,529            87,946
  Transfers between funds ............................          272,529             -        2,109,927         3,847,204
  Redemptions ........................................             (366)            -         (558,008)         (273,373)
  Annuity benefits ...................................                -             -                -                 -
  Annual contract maintenance charges
    (note 2) .........................................              (13)            -           (1,351)             (532)
  Contingent deferred sales charges
    (note 2) .........................................                -             -           (4,945)           (1,984)
  Adjustments to maintain reserves ...................              (31)            -              497                17
                                                         --------------    ----------   --------------    --------------
      Net equity transactions ........................          276,866             -        1,628,649         3,659,278
                                                         --------------    ----------   --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................          232,818             -          866,915         3,251,075
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................                -             -        5,343,630            64,722
                                                         --------------    ----------   --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................          232,818             -        6,210,545         3,315,797
                                                         ==============    ==========   ==============    ==============


CHANGES IN UNITS:
  Beginning units ....................................                -             -          657,996             7,452
                                                         --------------    ----------   --------------    --------------
  Units purchased ....................................           26,599             -          158,073         1,829,464
  Units redeemed .....................................              (35)            -          (26,661)       (1,460,085)
                                                         --------------    ----------   --------------    --------------
  Ending units .......................................           26,564             -          789,408           376,831
                                                         ==============    ==========   ==============    ==============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                              GVITEmMrkts3           GVITGlFin3           GVITGlHlth3             GVITGlTech
                                          -------------------      --------------        --------------     -----------------------
                                             2002        2001       2002     2001         2002     2001       2002           2001
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $      (663)      -         (53)      -           (55)      -        (2,475)      (20,966)
  Realized gain (loss) on investments .       (22,212)      -          (1)      -        (1,876)      -      (800,623)     (825,042)
  Change in unrealized gain (loss)
    on investments ....................      (193,880)      -      (1,748)      -        (1,022)      -      (565,535)      344,490
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
  Reinvested capital gains ............             -       -           -       -             -       -             -             -
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (216,755)      -      (1,802)      -        (2,953)      -    (1,368,633)     (501,518)
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        92,632       -          53       -           108       -        81,975       157,464
  Transfers between funds .............     1,941,620       -      34,583       -        28,156       -     1,257,353     3,347,049
  Redemptions .........................       (76,393)      -           -       -          (312)      -      (243,041)     (333,265)
  Annuity benefits ....................             -       -           -       -             -       -             -             -
  Annual contract maintenance charges
    (note 2) ..........................          (101)      -           -       -             -       -        (1,158)         (521)
  Contingent deferred sales charges
    (note 2) ..........................          (336)      -           -       -             -       -        (2,298)         (717)
  Adjustments to maintain reserves ....          (343)      -         (15)      -            (7)      -         7,237        (1,201)
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
      Net equity transactions .........     1,957,079       -      34,621       -        27,945       -     1,100,068     3,168,809
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,740,324       -      32,819       -        24,992       -      (268,565)    2,667,291
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................             -       -           -       -             -       -     2,707,605     1,750,693
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,740,324       -      32,819       -        24,992       -     2,439,040     4,417,984
                                          ===========    ====      ======    ====        ======   =====     =========     =========


CHANGES IN UNITS:
  Beginning units .....................             -       -           -       -             -       -       798,837       291,857
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
  Units purchased .....................       207,499       -       3,445       -         2,845       -       307,068     7,660,222
  Units redeemed ......................        (7,248)      -           -       -           (31)      -       (40,884)   (6,905,962)
                                          -----------    ----      ------    ----        ------   -----     ---------     ---------
  Ending units ........................       200,251       -       3,445       -         2,814       -     1,065,021     1,046,117
                                          ===========    ====      ======    ====        ======   =====     =========     =========

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                 GVITGlTech3            GVITGlUtl3
                                                           --------------------   --------------------
                                                               2002        2001        2002       2001
                                                           ------------    ----   ------------    ----
INVESTMENT ACTIVITY:
  Net investment income ................................   $        917       -            499       -
  Realized gain (loss) on investments ..................         (8,093)      -         (6,580)      -
  Change in unrealized gain (loss)
    on investments .....................................        (22,881)      -         (6,822)      -
  Reinvested capital gains .............................              -       -              -       -
                                                           ------------    ----   ------------    ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................        (30,057)      -        (12,903)      -
                                                           ------------    ----   ------------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................         24,262       -            569       -
  Transfers between funds ..............................        183,446       -        109,011       -
  Redemptions ..........................................         (6,357)      -         (1,308)      -
  Annuity benefits .....................................              -       -              -       -
  Annual contract maintenance charges
    (note 2) ...........................................            (11)      -              -       -
  Contingent deferred sales charges
    (note 2) ...........................................            (42)      -              -       -
  Adjustments to maintain reserves .....................           (456)      -            (16)      -
                                                           ------------    ----   ------------    ----
      Net equity transactions ..........................        200,842       -        108,256       -
                                                           ------------    ----   ------------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................        170,785       -         95,353       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................              -       -              -       -
                                                           ------------    ----   ------------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $    170,785       -         95,353       -
                                                           ============    ====   ============    ====


CHANGES IN UNITS:
  Beginning units ......................................              -       -              -       -
                                                           ------------    ----   ------------    ----
  Units purchased ......................................         20,729       -         10,367       -
  Units redeemed .......................................           (598)      -           (121)      -
                                                           ------------    ----   ------------    ----
  Ending units .........................................         20,131       -         10,246       -
                                                           ============    ====   ============    ====


                                                                    GVITGvtBd                       GVITGrowth
                                                           ----------------------------    ----------------------------
                                                               2002            2001            2002            2001
                                                           ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ................................      6,108,464       6,680,609        (881,301)     (1,416,395)
  Realized gain (loss) on investments ..................      5,446,785      (3,450,881)    (37,867,330)    (60,133,396)
  Change in unrealized gain (loss)
    on investments .....................................        766,469       2,151,042      14,115,959       4,900,552
  Reinvested capital gains .............................        379,615               -               -               -
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................     12,701,333       5,380,770     (24,632,672)    (56,649,239)
                                                           ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................      6,907,801       7,668,508       4,139,826       6,622,896
  Transfers between funds ..............................     42,924,208      27,467,684      (8,649,186)    (11,794,060)
  Redemptions ..........................................    (38,961,466)    (40,651,339)    (10,224,850)    (15,090,415)
  Annuity benefits .....................................        (45,490)        (42,784)        (33,376)        (47,852)
  Annual contract maintenance charges
    (note 2) ...........................................        (83,109)        (72,177)        (67,496)        (82,048)
  Contingent deferred sales charges
    (note 2) ...........................................       (230,573)       (287,449)       (115,436)       (192,856)
  Adjustments to maintain reserves .....................         (4,870)         21,935         (23,451)           (369)
                                                           ------------    ------------    ------------    ------------
      Net equity transactions ..........................     10,506,501      (5,895,622)    (14,973,969)    (20,584,704)
                                                           ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................     23,207,834        (514,852)    (39,606,641)    (77,233,943)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................    381,002,282     345,881,047     149,052,023     262,292,577
                                                           ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    404,210,116     345,366,195     109,445,382     185,058,634
                                                           ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units ......................................     17,001,417      15,898,580       9,697,123      12,153,485
                                                           ------------    ------------    ------------    ------------
  Units purchased ......................................        888,729      10,097,263         295,340       3,675,251
  Units redeemed .......................................       (271,036)    (10,047,285)     (1,346,496)     (4,884,151)
                                                           ------------    ------------    ------------    ------------
  Ending units .........................................     17,619,110      15,948,558       8,645,967      10,944,585
                                                           ============    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      GVITIDAgg           GVITIDCon             GVITIDMod          GVITIDModAgg
                                                 ------------------    -----------------    -----------------    -----------------
                                                    2002       2001       2002      2001      2002       2001      2002       2001
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
INVESTMENT ACTIVITY:
  Net investment income ......................   $      626       -        5,172       -        9,036       -        8,229       -
  Realized gain (loss) on investments ........        4,340       -       (1,160)      -        7,183       -       13,786       -
  Change in unrealized gain (loss)
    on investments ...........................      (36,013)      -      (16,300)      -     (164,080)      -     (293,391)      -
  Reinvested capital gains ...................           94       -           12       -           13       -          213       -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .............................      (30,953)      -      (12,276)      -     (147,848)      -     (271,163)      -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................      103,273       -       72,814       -      118,901       -      110,332       -
  Transfers between funds ....................      566,593       -    1,521,731       -    3,992,206       -    4,789,275       -
  Redemptions ................................      (39,997)      -      (24,048)      -     (110,122)      -     (102,912)      -
  Annuity benefits ...........................            -       -            -       -            -       -            -       -
  Annual contract maintenance charges
    (note 2) .................................         (155)      -          (84)      -         (264)      -         (126)      -
  Contingent deferred sales charges
    (note 2) .................................         (271)      -            -       -         (496)      -       (1,189)      -
  Adjustments to maintain reserves ...........            6       -          (73)      -          (10)      -          (28)      -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
      Net equity transactions ................      629,449       -    1,570,340       -    4,000,215       -    4,795,352       -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ........      598,496       -    1,558,064       -    3,852,367       -    4,524,189       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..................................            -       -            -       -            -       -            -       -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD            $  598,496       -    1,558,064       -    3,852,367       -    4,524,189       -
                                                 ==========    ====    =========    ====    =========    ====    =========    ====


CHANGES IN UNITS:
  Beginning units ............................            -       -            -       -            -       -            -       -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
  Units purchased ............................       66,949       -      158,905       -      410,108       -      483,920       -
  Units redeemed .............................       (3,571)      -       (2,326)      -      (10,427)      -       (9,755)      -
                                                 ----------    ----    ---------    ----    ---------    ----    ---------    ----
  Ending units ...............................       63,378       -      156,579       -      399,681       -      474,165       -
                                                 ==========    ====    =========    ====    =========    ====    =========    ====

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                  GVITIDModCon                   GVITIntGro
                                                             -----------------------    -----------------------------
                                                                 2002          2001         2002              2001
                                                             ------------     ------    ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income .................................    $      5,644          -          (1,998)          (1,342)
  Realized gain (loss) on investments ...................           3,951          -          (2,483)           9,257
  Change in unrealized gain (loss)
    on investments ......................................         (49,229)         -         (12,544)               7
  Reinvested capital gains ..............................              12          -               -                -
                                                             ------------     ------    ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................         (39,622)         -         (17,025)           7,922
                                                             ------------     ------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................................          23,697          -          23,111            8,520
  Transfers between funds ...............................       1,822,493          -         (25,579)         424,966
  Redemptions ...........................................         (23,837)         -          (1,366)         (26,773)
  Annuity benefits ......................................               -          -               -                -
  Annual contract maintenance charges
    (note 2) ............................................            (154)         -             (85)             (49)
  Contingent deferred sales charges
    (note 2) ............................................               -          -             (24)            (891)
  Adjustments to maintain reserves ......................             (17)         -              66               64
                                                             ------------     ------    ------------     ------------
      Net equity transactions ...........................       1,822,182          -          (3,877)         405,837
                                                             ------------     ------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................       1,782,560          -         (20,902)         413,759
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................................               -          -         227,067           37,598
                                                             ------------     ------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................    $  1,782,560          -         206,165          451,357
                                                             ============     ======    ============     ============


CHANGES IN UNITS:
  Beginning units .......................................               -          -          34,980            4,076
                                                             ------------     ------    ------------     ------------
  Units purchased .......................................         184,097          -           2,604        1,282,590
  Units redeemed ........................................          (2,317)         -          (3,036)      (1,225,392)
                                                             ------------     ------    ------------     ------------
  Ending units ..........................................         181,780          -          34,548           61,274
                                                             ============     ======    ============     ============


                                                                      GVITIntGro3                     GVITMyMkt
                                                             ---------------------------    -----------------------------
                                                                 2002            2001           2002             2001
                                                             ------------     ----------    ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income .................................             (74)             -        (423,354)      15,296,085
  Realized gain (loss) on investments ...................            (792)             -               -                -
  Change in unrealized gain (loss)
    on investments ......................................           1,659              -               -                -
  Reinvested capital gains ..............................               -              -               -                -
                                                             ------------     ----------    ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................             793              -        (423,354)      15,296,085
                                                             ------------     ----------    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .....................................           4,983              -      21,503,426       32,577,498
  Transfers between funds ...............................         156,554              -     102,815,103      106,189,376
  Redemptions ...........................................             (39)             -    (213,110,209)    (172,970,228)
  Annuity benefits ......................................               -              -         (28,477)         (27,496)
  Annual contract maintenance charges
    (note 2) ............................................               -              -        (172,062)        (171,777)
  Contingent deferred sales charges
    (note 2) ............................................               -              -      (1,234,101)      (1,576,365)
  Adjustments to maintain reserves ......................             (19)             -          60,444          145,574
                                                             ------------     ----------    ------------     ------------
      Net equity transactions ...........................         161,479              -     (90,165,876)     (35,833,418)
                                                             ------------     ----------    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................         162,272              -     (90,589,230)     (20,537,333)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .............................................               -              -     941,116,911      913,908,289
                                                             ------------     ----------    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................         162,272              -     850,527,681      893,370,956
                                                             ============     ==========    ============     ============


CHANGES IN UNITS:
  Beginning units .......................................               -              -      52,374,794       50,718,824
                                                             ------------     ----------    ------------     ------------
  Units purchased .......................................          17,068              -       7,181,049       45,280,060
  Units redeemed ........................................              (4)             -     (12,309,950)     (46,040,050)
                                                             ------------     ----------    ------------     ------------
  Ending units ..........................................          17,064              -      47,245,893       49,958,834
                                                             ============     ==========    ============     ============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                  GVITLead3                GVITSmCapGr
                                                          ---------------------    -----------------------------
                                                              2002         2001        2002             2001
                                                          ------------     ----    ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ..............................    $       (341)       -        (117,240)         (73,948)
  Realized gain (loss) on investments ................         (12,190)       -        (601,773)      (1,123,239)
  Change in unrealized gain (loss)
    on investments ...................................         (13,662)       -      (3,121,884)         803,229
  Reinvested capital gains ...........................               -        -               -                -
                                                          ------------     ----    ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................         (26,193)       -      (3,840,897)        (393,958)
                                                          ------------     ----    ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................           6,892        -         573,951          439,742
  Transfers between funds ............................         642,393        -        (125,796)       9,963,962
  Redemptions ........................................          (4,871)       -      (1,644,376)        (674,895)
  Annuity benefits ...................................               -        -               -                -
  Annual contract maintenance charges
    (note 2) .........................................             (22)       -          (3,768)          (2,104)
  Contingent deferred sales charges
    (note 2) .........................................               -        -         (13,892)          (6,363)
  Adjustments to maintain reserves ...................             (10)       -           3,049            3,748
                                                          ------------     ----    ------------     ------------
      Net equity transactions ........................         644,382        -      (1,210,832)       9,724,090
                                                          ------------     ----    ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................         618,189        -      (5,051,729)       9,330,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................               -        -      19,637,745        8,973,887
                                                          ------------     ----    ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $    618,189        -      14,586,016       18,304,019
                                                          ============     ====    ============     ============


CHANGES IN UNITS:
  Beginning units ....................................               -        -       2,774,965        1,115,197
                                                          ------------     ----    ------------     ------------
  Units purchased ....................................          64,234        -          95,295        3,407,608
  Units redeemed .....................................            (475)       -        (293,908)      (2,110,817)
                                                          ------------     ----    ------------     ------------
  Ending units .......................................          63,759        -       2,576,352        2,411,988
                                                          ============     ====    ============     ============


                                                                   GVITSmCapVal                      GVITSmComp
                                                          -----------------------------     -----------------------------
                                                              2002             2001             2002             2001
                                                          ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ..............................      (1,512,592)      (1,077,018)      (1,824,345)      (1,834,028)
  Realized gain (loss) on investments ................      (6,436,954)       7,443,288      (16,149,950)      (3,129,960)
  Change in unrealized gain (loss)
    on investments ...................................     (28,073,071)      24,156,845        4,432,385       (3,815,725)
  Reinvested capital gains ...........................       4,631,104                -                -                -
                                                          ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................     (31,391,513)      30,523,115      (13,541,910)      (8,779,713)
                                                          ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................       5,185,789        2,989,358        4,674,941        6,178,221
  Transfers between funds ............................      17,417,209       80,030,339       (2,154,258)      (5,618,006)
  Redemptions ........................................     (22,790,536)     (14,372,689)     (20,564,974)     (22,058,697)
  Annuity benefits ...................................          (3,738)          (1,345)         (34,371)         (36,622)
  Annual contract maintenance charges
    (note 2) .........................................         (50,882)         (27,176)         (68,526)         (70,089)
  Contingent deferred sales charges
    (note 2) .........................................        (172,887)        (118,351)        (197,220)        (252,329)
  Adjustments to maintain reserves ...................          (8,493)           5,121          (28,104)         (67,426)
                                                          ------------     ------------     ------------     ------------
      Net equity transactions ........................        (423,538)      68,505,257      (18,372,512)     (21,924,948)
                                                          ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................     (31,815,051)      99,028,372      (31,914,422)     (30,704,661)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................     226,831,552       96,748,069      280,681,329      348,444,350
                                                          ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................     195,016,501      195,776,441      248,766,907      317,739,689
                                                          ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ....................................      15,189,321        8,200,471       12,511,847       14,297,584
                                                          ------------     ------------     ------------     ------------
  Units purchased ....................................      23,167,898       27,263,284          218,014        5,381,758
  Units redeemed .....................................     (23,360,123)     (22,715,859)      (1,059,501)      (6,374,374)
                                                          ------------     ------------     ------------     ------------
  Ending units .......................................      14,997,096       12,747,896       11,670,360       13,304,968
                                                          ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                      GVITTotRt                        GVITUSGro3
                                                          -------------------------------     --------------------------
                                                               2002              2001              2002           2001
                                                          -------------     -------------     -------------     --------
INVESTMENT ACTIVITY:
  Net investment income ..............................    $  (2,184,215)       (2,445,093)              (11)           -
  Realized gain (loss) on investments ................      (36,553,406)      (16,391,289)               (1)           -
  Change in unrealized gain (loss)
    on investments ...................................          (65,353)      (54,359,342)           (1,405)           -
  Reinvested capital gains ...........................                -                 -                 -            -
                                                          -------------     -------------     -------------     --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................      (38,802,974)      (73,195,724)           (1,417)           -
                                                          -------------     -------------     -------------     --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................        9,414,843        15,084,337             1,000            -
  Transfers between funds ............................      (10,564,138)      (19,407,718)           25,018            -
  Redemptions ........................................      (43,627,965)      (62,538,482)                -            -
  Annuity benefits ...................................          (99,700)         (113,492)                -            -
  Annual contract maintenance charges
    (note 2) .........................................         (221,176)         (242,577)                -            -
  Contingent deferred sales charges
    (note 2) .........................................         (384,970)         (652,581)                -            -
  Adjustments to maintain reserves ...................           18,959           (76,848)                5            -
                                                          -------------     -------------     -------------     --------
      Net equity transactions ........................      (45,464,147)      (67,947,361)           26,023            -
                                                          -------------     -------------     -------------     --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................      (84,267,121)     (141,143,085)           24,606            -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................      634,164,345       871,317,930                 -            -
                                                          -------------     -------------     -------------     --------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $ 549,897,224       730,174,845            24,606            -
                                                          =============     =============     =============     ========


CHANGES IN UNITS:
  Beginning units ....................................       17,661,402        21,330,801                 -            -
                                                          -------------     -------------     -------------     --------
  Units purchased ....................................          301,494         1,068,772             2,794            -
  Units redeemed .....................................       (1,735,408)       (2,838,896)                -            -
                                                          -------------     -------------     -------------     --------
  Ending units .......................................       16,227,488        19,560,677             2,794            -
                                                          =============     =============     =============     ========


                                                                      JanCapAp                         JanGlTechS2
                                                          -------------------------------     --------------------------
                                                              2002              2001              2002             2001
                                                          -------------     -------------     -------------     -----------
INVESTMENT ACTIVITY:
  Net investment income ..............................         (253,457)          (33,824)           (1,504)              -
  Realized gain (loss) on investments ................       (6,975,503)      (11,413,377)          (17,733)              -
  Change in unrealized gain (loss)
    on investments ...................................        3,035,774            42,480          (114,287)              -
  Reinvested capital gains ...........................                -                 -                 -               -
                                                          -------------     -------------     -------------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................       (4,193,186)      (11,404,721)         (133,524)              -
                                                          -------------     -------------     -------------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................        1,855,865         3,511,207           310,057               -
  Transfers between funds ............................       (7,221,478)       13,769,198           891,708               -
  Redemptions ........................................       (3,975,480)       (4,428,508)          (21,861)              -
  Annuity benefits ...................................                -                 -                 -               -
  Annual contract maintenance charges
    (note 2) .........................................          (14,578)          (12,440)              (39)              -
  Contingent deferred sales charges
    (note 2) .........................................          (32,628)          (43,226)             (106)              -
  Adjustments to maintain reserves ...................           (8,535)           13,029              (540)              -
                                                          -------------     -------------     -------------     -----------
      Net equity transactions ........................       (9,396,834)       12,809,260         1,179,219               -
                                                          -------------     -------------     -------------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................      (13,590,020)        1,404,539         1,045,695               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................       57,900,987        67,188,846                 -               -
                                                          -------------     -------------     -------------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ................       44,310,967        68,593,385         1,045,695               -
                                                          =============     =============     =============     ===========


CHANGES IN UNITS:
  Beginning units ....................................        9,548,814         8,545,715                 -               -
                                                          -------------     -------------     -------------     -----------
  Units purchased ....................................          324,731         9,749,805           124,996               -
  Units redeemed .....................................       (1,959,196)       (8,130,640)           (2,194)              -
                                                          -------------     -------------     -------------     -----------
  Ending units .......................................        7,914,349        10,164,880           122,802               -
                                                          =============     =============     =============     ===========



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)


                                                                    JanGlTech                     JanIntGroS2
                                                          -----------------------------     ---------------------
                                                              2002             2001            2002          2001
                                                          ------------     ------------     ------------     ----
INVESTMENT ACTIVITY:
  Net investment income ..............................    $   (147,298)         (62,082)          (1,651)       -
  Realized gain (loss) on investments ................        (387,048)     (22,525,177)          (8,660)       -
  Change in unrealized gain (loss)
    on investments ...................................      (6,987,978)       8,604,326         (121,974)       -
  Reinvested capital gains ...........................               -                -                -        -
                                                          ------------     ------------     ------------     ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................      (7,522,324)     (13,982,933)        (132,285)       -
                                                          ------------     ------------     ------------     ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................         774,979        2,257,005          417,455        -
  Transfers between funds ............................      (8,984,660)       3,173,536        2,079,338        -
  Redemptions ........................................      (1,755,314)      (2,344,115)         (50,238)       -
  Annuity benefits ...................................               -                -                -        -
  Annual contract maintenance charges
    (note 2) .........................................          (7,292)          (8,002)             (76)       -
  Contingent deferred sales charges
    (note 2) .........................................         (17,340)         (25,333)            (115)       -
  Adjustments to maintain reserves ...................          17,984           14,896               (6)       -
                                                          ------------     ------------     ------------     ----
      Net equity transactions ........................      (9,971,643)       3,067,987        2,446,358        -
                                                          ------------     ------------     ------------     ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ................     (17,493,967)     (10,914,946)       2,314,073        -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................      31,652,697       44,781,489                -        -
                                                          ------------     ------------     ------------     ----
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $ 14,158,730       33,866,543        2,314,073        -
                                                          ============     ============     ============     ====


CHANGES IN UNITS:
  Beginning units ....................................       7,619,692        6,665,928                -        -
                                                          ------------     ------------     ------------     ----
  Units purchased ....................................         213,255        8,356,734          256,178        -
  Units redeemed .....................................      (2,955,371)      (8,168,937)          (4,955)       -
                                                          ------------     ------------     ------------     ----
  Ending units .......................................       4,877,576        6,853,725          251,223        -
                                                          ============     ============     ============     ====


                                                                    JanIntGro                       MGVITMultiSec
                                                          -----------------------------     -----------------------------
                                                              2002             2001             2002             2001
                                                          ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ..............................        (116,860)         (78,186)         413,283          273,140
  Realized gain (loss) on investments ................         407,978       (9,102,490)        (150,415)          96,983
  Change in unrealized gain (loss)
    on investments ...................................      (3,638,990)       1,651,317          (54,557)        (467,524)
  Reinvested capital gains ...........................               -                -                -                -
                                                          ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................      (3,347,872)      (7,529,359)         208,311          (97,401)
                                                          ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................         991,718        2,289,973          448,236          302,592
  Transfers between funds ............................      (5,123,272)       9,649,892        4,393,531        5,331,847
  Redemptions ........................................      (2,766,372)      (2,856,868)      (1,029,170)        (674,312)
  Annuity benefits ...................................          (1,742)          (3,677)               -                -
  Annual contract maintenance charges
    (note 2) .........................................          (8,372)          (7,655)          (2,411)          (1,234)
  Contingent deferred sales charges
    (note 2) .........................................         (20,896)         (28,482)          (5,120)          (3,700)
  Adjustments to maintain reserves ...................          (7,711)          27,523             (501)             (10)
                                                          ------------     ------------     ------------     ------------
      Net equity transactions ........................      (6,936,647)       9,070,706        3,804,565        4,955,183
                                                          ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................     (10,284,519)       1,541,347        4,012,876        4,857,782
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................      33,109,312       43,940,892       13,121,043        7,839,752
                                                          ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................      22,824,793       45,482,239       17,133,919       12,697,534
                                                          ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ....................................       5,559,505        5,575,706        1,227,820          753,923
                                                          ------------     ------------     ------------     ------------
  Units purchased ....................................         167,849       17,657,828          415,739        1,639,470
  Units redeemed .....................................      (1,335,329)     (16,357,371)         (62,009)      (1,173,219)
                                                          ------------     ------------     ------------     ------------
  Ending units .......................................       4,392,025        6,876,163        1,581,550        1,220,174
                                                          ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    NBAMTGro                           NBAMTGuard
                                                         -------------------------------     -------------------------------
                                                             2002              2001              2002              2001
                                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income .............................    $  (1,694,366)       (2,902,483)           (9,034)         (117,344)
  Realized gain (loss) on investments ...............      (92,783,018)     (177,207,344)       (1,932,476)         (206,870)
  Change in unrealized gain (loss)
    on investments ..................................       37,762,368      (119,779,607)       (3,406,962)       (3,549,554)
  Reinvested capital gains ..........................                -       198,293,271                 -         3,537,781
                                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................      (56,715,016)     (101,596,163)       (5,348,472)         (335,987)
                                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................        5,233,324         8,498,877         1,130,756         1,127,751
  Transfers between funds ...........................      (23,229,716)      (31,515,122)        2,037,135        21,679,891
  Redemptions .......................................      (21,415,948)      (33,764,590)       (5,308,228)       (4,589,744)
  Annuity benefits ..................................          (30,292)          (43,340)             (541)                -
  Annual contract maintenance charges
    (note 2) ........................................          (93,802)         (120,947)          (10,621)          (10,572)
  Contingent deferred sales charges
    (note 2) ........................................         (145,679)         (259,221)          (45,630)          (43,682)
  Adjustments to maintain reserves ..................           37,120        (2,745,076)           (4,926)             (357)
                                                         -------------     -------------     -------------     -------------
      Net equity transactions .......................      (39,644,993)      (59,949,419)       (2,202,055)       18,163,287
                                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      (96,360,009)     (161,545,582)       (7,550,527)       17,827,300
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................      306,397,504       563,699,785        45,734,504        37,395,138
                                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............    $ 210,037,495       402,154,203        38,183,977        55,222,438
                                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units ...................................       10,799,049        13,936,461         4,484,102         3,562,208
                                                         -------------     -------------     -------------     -------------
  Units purchased ...................................          225,961         5,388,792           355,485         3,599,317
  Units redeemed ....................................       (1,927,682)       (7,133,404)         (595,663)       (1,947,947)
                                                         -------------     -------------     -------------     -------------
  Ending units ......................................        9,097,328        12,191,849         4,243,924         5,213,578
                                                         =============     =============     =============     =============


                                                                     NBAMTLMat                           NBAMTPart
                                                         -------------------------------     -------------------------------
                                                              2002              2001              2002              2001
                                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income .............................        5,504,417         6,382,993          (560,389)       (1,073,230)
  Realized gain (loss) on investments ...............        1,042,773        (1,947,101)       (7,623,711)      (13,185,288)
  Change in unrealized gain (loss)
    on investments ..................................       (4,768,021)          (90,676)      (22,459,649)       (4,106,885)
  Reinvested capital gains ..........................                -                 -                 -        13,023,030
                                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................        1,779,169         4,345,216       (30,643,749)       (5,342,373)
                                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................        2,475,991         1,783,667         4,454,926         6,877,735
  Transfers between funds ...........................       19,039,395         7,561,433        (5,400,653)       (6,886,604)
  Redemptions .......................................      (13,167,856)      (11,154,002)      (19,563,275)      (26,567,740)
  Annuity benefits ..................................          (31,672)          (31,557)          (32,137)          (33,621)
  Annual contract maintenance charges
    (note 2) ........................................          (23,917)          (22,518)          (71,587)          (77,215)
  Contingent deferred sales charges
    (note 2) ........................................          (81,904)          (67,581)         (199,857)         (350,656)
  Adjustments to maintain reserves ..................            1,349            94,518               120             6,382
                                                         -------------     -------------     -------------     -------------
      Net equity transactions .......................        8,211,386        (1,836,040)      (20,812,463)      (27,031,719)
                                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............        9,990,555         2,509,176       (51,456,212)      (32,374,092)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................      132,544,921       119,116,070       307,141,720       376,509,048
                                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      142,535,476       121,625,246       255,685,508       344,134,956
                                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units ...................................        8,080,794         7,529,063        13,271,404        15,596,919
                                                         -------------     -------------     -------------     -------------
  Units purchased ...................................          576,077         3,391,923           203,417         2,200,568
  Units redeemed ....................................         (158,527)       (3,385,052)       (1,139,880)       (3,355,798)
                                                         -------------     -------------     -------------     -------------
  Ending units ......................................        8,498,344         7,535,934        12,334,941        14,441,689
                                                         =============     =============     =============     =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    OppAggGro                         OppBdFd
                                                          -----------------------------     -----------------------------
                                                              2002             2001             2002             2001
                                                          ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ..............................    $    (12,955)         115,894       17,029,642       17,352,741
  Realized gain (loss) on investments ................      (2,865,155)     (47,439,941)      (5,464,941)      (4,175,450)
  Change in unrealized gain (loss)
    on investments ...................................      (2,964,531)      18,511,478       (7,472,869)      (1,913,554)
  Reinvested capital gains ...........................               -        8,477,879                -                -
                                                          ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................      (5,842,641)     (20,334,690)       4,091,832       11,263,737
                                                          ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................       1,711,774        3,295,631        4,074,095        4,642,898
  Transfers between funds ............................      (6,334,450)     (18,529,180)       1,150,605       17,132,151
  Redemptions ........................................      (2,266,693)      (5,859,398)     (24,520,865)     (23,187,707)
  Annuity benefits ...................................            (140)               -          (29,991)         (48,298)
  Annual contract maintenance charges
    (note 2) .........................................         (11,763)         (14,522)         (47,315)         (42,873)
  Contingent deferred sales charges
    (note 2) .........................................         (21,076)         (48,218)        (199,128)        (230,728)
  Adjustments to maintain reserves ...................          (4,371)          69,533           (1,679)         (27,447)
                                                          ------------     ------------     ------------     ------------
      Net equity transactions ........................      (6,926,719)     (21,086,154)     (19,574,278)      (1,762,004)
                                                          ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................     (12,769,360)     (41,420,844)     (15,482,446)       9,501,733
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................      36,678,338       90,675,620      263,454,995      245,982,059
                                                          ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    $ 23,908,978       49,254,776      247,972,549      255,483,792
                                                          ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ....................................       6,975,880       11,693,758       15,690,317       15,613,184
                                                          ------------     ------------     ------------     ------------
  Units purchased ....................................         359,028       13,669,268          312,041        4,814,913
  Units redeemed .....................................      (1,804,005)     (16,603,078)      (1,464,489)      (4,953,323)
                                                          ------------     ------------     ------------     ------------
  Ending units .......................................       5,530,903        8,759,948       14,537,869       15,474,774
                                                          ============     ============     ============     ============


                                                                     OppCapAp                         OppGlSec
                                                          -----------------------------     -----------------------------
                                                              2002             2001             2002             2001
                                                          ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ..............................        (258,508)        (203,681)        (901,216)         123,963
  Realized gain (loss) on investments ................     (32,272,910)       2,577,529      (12,117,656)      21,298,712
  Change in unrealized gain (loss)
    on investments ...................................     (15,057,627)     (50,535,273)     (29,380,838)    (182,271,443)
  Reinvested capital gains ...........................               -       28,211,592                -       90,344,262
                                                          ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .....................................     (47,589,045)     (19,949,833)     (42,399,710)     (70,504,506)
                                                          ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................................       6,326,594        8,892,014        8,925,439       12,698,537
  Transfers between funds ............................      (4,744,323)      (3,039,230)       3,545,870      (13,978,386)
  Redemptions ........................................     (17,551,209)     (20,484,734)     (45,862,627)     (57,673,077)
  Annuity benefits ...................................         (13,954)         (13,677)         (58,480)         (64,562)
  Annual contract maintenance charges
    (note 2) .........................................         (68,007)         (75,216)        (123,347)        (133,857)
  Contingent deferred sales charges
    (note 2) .........................................        (177,495)        (216,865)        (329,018)        (539,643)
  Adjustments to maintain reserves ...................         (33,086)          13,223           (5,580)         (14,981)
                                                          ------------     ------------     ------------     ------------
      Net equity transactions ........................     (16,261,480)     (14,924,485)     (33,907,743)     (59,705,969)
                                                          ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................     (63,850,525)     (34,874,318)     (76,307,453)    (130,210,475)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................................     247,392,834      329,217,939      571,936,327      789,487,530
                                                          ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ................     183,542,309      294,343,621      495,628,874      659,277,055
                                                          ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ....................................      16,326,806       18,754,596       23,483,482       28,160,751
                                                          ------------     ------------     ------------     ------------
  Units purchased ....................................         490,932        6,441,691          537,496        5,177,742
  Units redeemed .....................................      (1,730,093)      (7,450,538)      (1,976,615)      (7,512,192)
                                                          ------------     ------------     ------------     ------------
  Ending units .......................................      15,087,645       17,745,749       22,044,363       25,826,301
                                                          ============     ============     ============     ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                     OppMSGrInc                       OppMultStr
                                                           -----------------------------     -----------------------------
                                                               2002             2001             2002             2001
                                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............................    $      2,324          (34,108)       6,173,212        8,216,276
  Realized gain (loss) on investments .................        (706,198)        (532,847)      (1,690,447)       2,707,093
  Change in unrealized gain (loss)
    on investments ....................................      (1,348,180)        (404,299)     (25,118,980)     (12,689,629)
  Reinvested capital gains ............................               -                -        3,191,289       13,422,366
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................................      (2,052,054)        (971,254)     (17,444,926)      11,656,106
                                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................................       1,434,574        1,492,492        3,443,651        3,941,840
  Transfers between funds .............................       4,531,742        9,218,319       (8,153,423)      14,879,058
  Redemptions .........................................      (2,630,855)      (1,840,419)     (18,538,222)     (23,206,471)
  Annuity benefits ....................................               -                -          (36,428)         (38,569)
  Annual contract maintenance charges
    (note 2) ..........................................          (6,251)          (2,593)         (58,001)         (60,483)
  Contingent deferred sales charges
    (note 2) ..........................................         (25,070)         (21,254)        (138,293)        (201,635)
  Adjustments to maintain reserves ....................          (1,102)           1,771            4,134             (929)
                                                           ------------     ------------     ------------     ------------
      Net equity transactions .........................       3,303,038        8,848,316      (23,476,582)      (4,687,189)
                                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................       1,250,984        7,877,062      (40,921,508)       6,968,917
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................................      23,454,073       13,164,811      245,423,190      268,446,490
                                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................    $ 24,705,057       21,041,873      204,501,682      275,415,407
                                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................................       2,949,192        1,467,079       11,167,226       12,317,917
                                                           ------------     ------------     ------------     ------------
  Units purchased .....................................         541,241        1,829,327          167,060        2,041,967
  Units redeemed ......................................        (126,819)        (786,101)      (1,294,876)      (2,264,756)
                                                           ------------     ------------     ------------     ------------
  Ending units ........................................       3,363,614        2,510,305       10,039,410       12,095,128
                                                           ============     ============     ============     ============


                                                                    SGVITMdCpGr                         StOpp2
                                                           -----------------------------     -----------------------------
                                                               2002             2001             2002             2001
                                                           ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ...............................        (130,180)        (162,597)      (4,373,099)      (3,670,750)
  Realized gain (loss) on investments .................      (3,016,097)     (13,530,767)     (13,446,298)      19,329,185
  Change in unrealized gain (loss)
    on investments ....................................      (2,288,403)       9,461,857      (88,007,599)     (19,256,971)
  Reinvested capital gains ............................               -                -                -                -
                                                           ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................................      (5,434,680)      (4,231,507)    (105,826,996)      (3,598,536)
                                                           ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................................         514,792          658,469       10,745,016       13,277,231
  Transfers between funds .............................       4,226,928       (9,355,693)     (13,810,917)       7,987,428
  Redemptions .........................................      (1,763,767)      (2,380,346)     (54,649,106)     (69,292,858)
  Annuity benefits ....................................               -                -          (40,123)         (42,899)
  Annual contract maintenance charges
    (note 2) ..........................................          (4,371)          (3,342)        (168,407)        (180,285)
  Contingent deferred sales charges
    (note 2) ..........................................         (14,713)         (13,660)        (335,232)        (534,766)
  Adjustments to maintain reserves ....................          (1,990)            (397)          (2,942)           7,514
                                                           ------------     ------------     ------------     ------------
      Net equity transactions .........................       2,956,879      (11,094,969)     (58,261,711)     (48,778,635)
                                                           ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................      (2,477,801)     (15,326,476)    (164,088,707)     (52,377,171)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................................      16,970,225       43,423,724      714,759,020      852,390,838
                                                           ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................      14,492,424       28,097,248      550,670,313      800,013,667
                                                           ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units .....................................       3,055,760        5,375,673       20,735,773       23,556,579
                                                           ------------     ------------     ------------     ------------
  Units purchased .....................................         493,531        7,985,119          338,474        2,557,022
  Units redeemed ......................................        (105,266)      (9,300,113)      (2,156,527)      (3,922,930)
                                                           ------------     ------------     ------------     ------------
  Ending units ........................................       3,444,025        4,060,679       18,917,720       22,190,671
                                                           ============     ============     ============     ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    StDisc2                            StIntStk2
                                                        -------------------------------     -------------------------------
                                                             2002              2001              2002              2001
                                                        -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income ............................    $    (668,345)          (10,380)          494,691          (250,656)
  Realized gain (loss) on investments ..............          809,170        (1,396,619)       (1,547,754)       (6,512,606)
  Change in unrealized gain (loss)
    on investments .................................       (5,307,577)       (9,082,214)         (240,235)          375,722
  Reinvested capital gains .........................                -        20,374,721                 -         1,395,153
                                                        -------------     -------------     -------------     -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................       (5,166,752)        9,885,508        (1,293,298)       (4,992,387)
                                                        -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................        1,328,762         1,755,562           487,247           826,682
  Transfers between funds ..........................       (1,965,233)        6,041,476         1,662,440        (2,127,249)
  Redemptions ......................................       (7,948,280)       (8,706,762)       (2,088,889)       (2,483,460)
  Annuity benefits .................................           (8,520)           (9,440)           (1,860)           (2,568)
  Annual contract maintenance charges
    (note 2) .......................................          (31,856)          (32,711)           (6,727)           (8,778)
  Contingent deferred sales charges
    (note 2) .......................................          (54,847)          (59,398)          (22,236)          (33,892)
  Adjustments to maintain reserves .................              628               353             1,569             5,356
                                                        -------------     -------------     -------------     -------------
      Net equity transactions ......................       (8,679,346)       (1,010,920)           31,544        (3,823,909)
                                                        -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............      (13,846,098)        8,874,588        (1,261,754)       (8,816,296)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................      105,768,448       117,887,042        24,583,426        41,836,831
                                                        -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............    $  91,922,350       126,761,630        23,321,672        33,020,535
                                                        =============     =============     =============     =============

CHANGES IN UNITS:
  Beginning units ..................................        5,530,289         6,350,092         3,252,170         4,251,346
                                                        -------------     -------------     -------------     -------------
  Units purchased ..................................           71,680         1,168,795            73,231        16,456,279
  Units redeemed ...................................         (534,787)       (1,251,772)          (24,176)      (16,780,746)
                                                        -------------     -------------     -------------     -------------
  Ending units .....................................        5,067,182         6,267,115         3,301,225         3,926,879
                                                        =============     =============     =============     =============


                                                                  TurnGVITGro                         TurnGVITGro3
                                                        -------------------------------     ------------------------------
                                                             2002              2001              2002             2001
                                                        -------------     -------------     -------------     ------------
INVESTMENT ACTIVITY:
  Net investment income ............................          (21,484)          (25,721)              (77)               -
  Realized gain (loss) on investments ..............         (747,798)       (2,045,613)           (2,168)               -
  Change in unrealized gain (loss)
    on investments .................................         (546,035)          176,505            (7,537)               -
  Reinvested capital gains .........................                -                 -                 -                -
                                                        -------------     -------------     -------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................................       (1,315,317)       (1,894,829)           (9,782)               -
                                                        -------------     -------------     -------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................           53,032            60,573            16,277                -
  Transfers between funds ..........................       (1,028,106)        5,512,712            52,095                -
  Redemptions ......................................         (278,696)         (353,495)             (491)               -
  Annuity benefits .................................                -                 -                 -                -
  Annual contract maintenance charges
    (note 2) .......................................             (867)             (793)               (8)               -
  Contingent deferred sales charges
    (note 2) .......................................           (1,625)             (680)               (3)               -
  Adjustments to maintain reserves .................           (1,763)             (397)             (279)               -
                                                        -------------     -------------     -------------     ------------
      Net equity transactions ......................       (1,258,025)        5,217,920            67,591                -
                                                        -------------     -------------     -------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............       (2,573,342)        3,323,091            57,809                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ........................................        4,320,795         2,058,441                 -                -
                                                        -------------     -------------     -------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............        1,747,453         5,381,532            57,809                -
                                                        =============     =============     =============     ============

CHANGES IN UNITS:
  Beginning units ..................................        1,136,075           325,514                 -                -
                                                        -------------     -------------     -------------     -------------
  Units purchased ..................................           17,883         4,612,651             6,873                -
  Units redeemed ...................................         (440,657)       (3,762,257)              (49)               -
                                                        -------------     -------------     -------------     ------------
  Ending units .....................................          713,301         1,175,908             6,824                -
                                                        =============     =============     =============     ============

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                   VEWrldBd                         VEWrldEMkt
                                                         -----------------------------     -----------------------------
                                                             2002             2001             2002             2001
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income .............................    $   (265,793)       1,832,581         (284,287)        (383,889)
  Realized gain (loss) on investments ...............         296,954          (66,397)       9,476,279       (6,198,186)
  Change in unrealized gain (loss)
    on investments ..................................       3,654,330       (5,878,506)      (7,241,037)       5,005,824
  Reinvested capital gains ..........................               -                -                -                -
                                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................       3,685,491       (4,112,322)       1,950,955       (1,576,251)
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         385,455          613,068        1,178,072        1,445,723
  Transfers between funds ...........................       9,962,297       (4,255,177)      11,383,646       (1,447,078)
  Redemptions .......................................      (4,297,270)      (4,007,951)      (4,864,612)      (3,743,509)
  Annuity benefits ..................................         (12,342)         (14,096)          (2,123)          (2,364)
  Annual contract maintenance charges
    (note 2) ........................................          (9,785)         (10,625)         (15,864)         (15,405)
  Contingent deferred sales charges
    (note 2) ........................................         (33,456)         (32,536)         (40,966)         (43,829)
  Adjustments to maintain reserves ..................              91            9,425            8,056           (9,051)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................       5,994,990       (7,697,892)       7,646,209       (3,815,513)
                                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............       9,680,481      (11,810,214)       9,597,164       (5,391,764)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................      37,771,911       58,525,199       42,891,637       47,930,088
                                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............    $ 47,452,392       46,714,985       52,488,801       42,538,324
                                                         ============     ============     ============     ============


CHANGES IN UNITS:
  Beginning units ...................................       2,997,728        4,384,243        6,836,908        7,394,989
                                                         ------------     ------------     ------------     ------------
  Units purchased ...................................         628,565        2,074,367        1,340,025       20,107,778
  Units redeemed ....................................        (142,597)      (2,652,482)        (292,437)     (20,846,351)
                                                         ------------     ------------     ------------     ------------
  Ending units ......................................       3,483,696        3,806,128        7,884,496        6,656,416
                                                         ============     ============     ============     ============


                                                                   VEWrldHAs                          VKEmMkt
                                                         -----------------------------     -----------------------------
                                                             2002             2001             2002             2001
                                                         ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Net investment income .............................           3,716          205,922          (94,865)         (66,929)
  Realized gain (loss) on investments ...............        (744,621)         (42,819)         (39,584)        (846,020)
  Change in unrealized gain (loss)
    on investments ..................................       3,899,857       (2,725,094)        (226,098)       1,287,723
  Reinvested capital gains ..........................               -                -                -                -
                                                         ------------     ------------     ------------     ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................................       3,158,952       (2,561,991)        (360,547)         374,774
                                                         ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................         807,242          714,139          312,429          242,338
  Transfers between funds ...........................      12,324,814       (1,023,158)       5,681,727         (332,305)
  Redemptions .......................................      (3,992,857)      (3,539,791)      (1,264,750)      (1,489,828)
  Annuity benefits ..................................          (1,997)          (2,856)               -                -
  Annual contract maintenance charges
    (note 2) ........................................         (14,557)         (15,400)          (4,120)          (2,665)
  Contingent deferred sales charges
    (note 2) ........................................         (26,058)         (31,558)         (12,596)         (35,849)
  Adjustments to maintain reserves ..................           8,043            5,128           (8,532)            (272)
                                                         ------------     ------------     ------------     ------------
      Net equity transactions .......................       9,104,630       (3,893,496)       4,704,158       (1,618,581)
                                                         ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      12,263,582       (6,455,487)       4,343,611       (1,243,807)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................................      35,871,527       52,892,660        9,974,855       10,839,640
                                                         ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      48,135,109       46,437,173       14,318,466        9,595,833
                                                         ============     ============     ============     ============


CHANGES IN UNITS:
                                                         ------------     ------------     ------------     ------------
  Beginning units ...................................       3,093,490        4,035,755          945,006        1,115,155
  Units purchased ...................................         945,198        6,431,249          490,620        1,243,377
  Units redeemed ....................................        (178,714)      (6,755,355)         (72,799)      (1,409,845)
                                                         ------------     ------------     ------------     ------------
  Ending units ......................................       3,859,974        3,711,649        1,362,827          948,687
                                                         ============     ============     ============     ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                       VKUSRealEst
                                                            -------------------------------
                                                                  2002              2001
                                                            -------------       -----------
INVESTMENT ACTIVITY:
  Net investment income ................................    $    (922,331)         (791,131)
  Realized gain (loss) on investments ..................        2,652,956           349,619
  Change in unrealized gain (loss)
    on investments .....................................       10,710,160         8,748,855
  Reinvested capital gains .............................                -                 -
                                                            -------------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................................       12,440,785         8,307,343
                                                            -------------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................        2,393,018         1,867,158
  Transfers between funds ..............................       25,495,243         8,371,285
  Redemptions ..........................................      (11,770,811)       (8,318,247)
  Annuity benefits .....................................           (6,639)           (4,872)
  Annual contract maintenance charges
    (note 2) ...........................................          (28,860)          (22,546)
  Contingent deferred sales charges
    (note 2) ...........................................          (92,579)          (84,067)
  Adjustments to maintain reserves .....................           (7,411)          (37,965)
                                                            -------------       -----------
      Net equity transactions ..........................       15,981,961         1,770,746
                                                            -------------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................       28,422,746        10,078,089
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................................      130,439,961       122,735,571
                                                            -------------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $ 158,862,707       132,813,660
                                                            =============       ===========


CHANGES IN UNITS:
  Beginning units ......................................        6,412,848         6,536,820
                                                            -------------       -----------
  Units purchased ......................................          915,864         3,224,768
  Units redeemed .......................................         (209,615)       (3,171,146)
                                                            -------------       -----------
  Ending units .........................................        7,119,097         6,590,442
                                                            =============       ===========

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2002 AND 2001
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc.(American Century VP):
             American Century VP - Balanced Fund - Class I (ACVPBal)
             American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
             American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
             American Century VP - International Fund - Class I (ACVPInt)
             American Century VP - International Fund - Class III (ACVPInt3)
             American Century VP - Ultra Fund - Class I (ACVPUltra)
             American Century VP - Value Fund - Class I (ACVPVal)
           Portfolios of the American Variable Insurance Series (American VIS);
             American VIS - Growth Fund - Class I (AmerGro)
             American VIS - High-Yield Bond Fund - Class I (AmerHiYld)
             American VIS - U.S. Government/AAA-Rated Securities Fund - Class I (AmerUSGvt)
           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
             Credit Suisse Trust - International Equity Portfolio (CSIntEq)
             Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
           Portfolios of the Dreyfus GVIT (formerly Nationwide(R) Separate Account Trust);
             Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
           Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)
             Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
           Dreyfus Stock Index Fund (DryStkIx)
           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
             Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


           Portfolio of the Federated Insurance Series (Federated IS);
             Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
             Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
             Fidelity(R) VIP - Growth Portfolio:Initial Class (FidVIPGr)
             Fidelity(R) VIP - High Income Portfolio:Initial Class (FidVIPHI)
             Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)
             Fidelity(R) VIP - Overseas Portfolio:Initial Class R (FidVIPOvR)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
             Fidelity(R) VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM)
             Fidelity(R) VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
             Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
             Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPVaIS)
           Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
             Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
             Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
             Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
             Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
             Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
             Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
             Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
             Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
             Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund) (GVITGrowth)
             Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
             Gartmore GVIT ID Conservative Fund (GVITIDCon)
             Gartmore GVIT ID Moderate Fund (GVITIDMod)
             Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
             Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
             Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
             Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
             Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
             Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3)
             Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
             Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
             Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
             Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
             Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
           Portfolios of the Janus Aspen Series (Janus AS);
             Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
             Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
             Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
             Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
             Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
           Portfolio of the MAS GVIT (formerly Nationwide(R) Separate Account Trust);
             MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
           Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
             Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
             Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
             Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
             Neuberger Berman AMT - Partners Portfolio (NBAMTPart)


             Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
             Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
             Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
             Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
             Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
             Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
             Portfolio of the Strong GVIT (formerly Nationwide(R) Separate Account Trust):
                Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
             Strong Opportunity Fund II, Inc.(StOpp2)
             Portfolios of the Strong Variable Insurance Funds, Inc.(Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)
             Portfolios of the Turner GVIT (formerly Nationwide(R) Separate Account Trust);
                Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
                Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)
             Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
             Portfolios of the Van Kampen Universal Institutional Funds (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

        At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

    (e) Use of Estimates in the Preparation of Financial Statements The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from
         3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2002.

                      TOTAL        ACVPBal      ACVPCapAp      ACVPIncGr        ACVPInt
                -----------      ---------      ---------      ---------      ---------
    0.80% ..... $   126,906          1,128          1,750            322          1,623
    1.30% .....  50,541,033        447,905      1,004,786        197,563        544,926
    1.40% .....  40,891,210        446,125        416,098        204,175        544,490
                -----------      ---------      ---------      ---------      ---------
      Totals .. $91,559,149        895,158      1,422,634        402,060      1,091,039
                ===========      =========      =========        =======      =========


                   ACVPInt3      ACVPUltra        ACVPVal        AmerGro      AmerHiYld
                -----------      ---------      ---------      ---------      ---------
    0.80% .....     $    37              -          1,624              -              -
    1.30% .....       4,470             50        666,040        152,422          9,986
    1.40% .....       7,069              1        745,123              -              -
                -----------      ---------      ---------      ---------      ---------
      Totals ..     $11,576             51      1,412,787        152,422          9,986
                ===========      =========      =========        =======      =========


                            AMERUSGVT           CSGPVEN              CSINTEQ           CSSMCAPGR          DRYMIDCAPIX
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $         -               139                  259               2,003                1,774
1.30%. . . . . .               19,081            55,048              282,885             699,914              258,427
1.40% . . . . . .                   -            38,032              374,180             637,228              274,799
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $    19,081            93,219              657,324           1,339,145              535,000
                          ===========       ===========         ============        ============         ============

                            DRYEUROEQ       DRYSMCAPIXS             DRYSRGRO            DRYSTKIX            DRYVIFAPP
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $        18                 -                2,497               9,345                1,412
1.30%. . . . . .                6,803             1,517              748,743           3,372,618              350,430
1.40%. . . . . .                5,187               124              536,627           3,915,997              319,968
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $    12,008             1,641            1,287,867           7,297,960              671,810
                          ===========       ===========         ============        ============         ============

                          DRYVIFGRINC         FEDQUALBD             FIDVIPEI            FIDVIPGR             FIDVIPHI
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $       991                 1                5,937               9,902                  855
1.30%. . . . . .              219,290             1,618            5,529,247           7,717,674              777,286
1.40%. . . . . .              290,171             1,476            4,631,792           4,055,709              921,380
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $   510,452             3,095           10,166,976          11,783,285            1,699,521
                          ===========       ===========         ============        ============         ============

                             FIDVIPOV         FIDVIPOVR             FIDVIPAM           FIDVIPCON           FIDVIPGROP
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $       462                 8                1,478               4,043                  450
1.30%. . . . . .            1,278,492             4,841            2,613,224           2,802,057              197,522
1.40%. . . . . .              534,354             6,490            1,126,550           2,895,545              230,068
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $ 1,813,308            11,339            3,741,252           5,701,645              428,040
                          ===========       ===========         ============        ============         ============

                           FIDVIPVAIS       GVITEMMRKTS         GVITEMMRKTS3          GVITGLFIN3          GVITGLHLTH3
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $         1                56                    -                   -                    -
1.30%. . . . . .                  223            26,230                1,203                  53                    9
1.40%. . . . . .                  167            18,193                1,060                   -                   46
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $       391            44,479                2,263                  53                   55
                          ===========       ===========         ============        ============         ============

                           GVITGLTECH       GVITGLTECH3           GVITGLUTL3           GVITGVTBD           GVITGROWTH
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $       188                 -                    -               3,046                6,573
1.30%. . . . . .               14,930               111                  121           1,304,733              513,826
1.40%. . . . . .                6,452               177                   60           1,222,232              360,902
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $    21,570               288                  181           2,530,011              881,301
                          ===========       ===========         ============        ============         ============

                            GVITIDAGG         GVITIDCON            GVITIDMOD        GVITIDMODAGG         GVITIDMODCON
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $        36                 5                   92                 182                   75
1.30%. . . . . .                1,032             1,444                3,666               3,610                2,383
1.40%. . . . . .                  775             2,437                7,722              10,749                2,975
                          -----------       -----------         ------------        ------------         ------------
   Totals. . . . . .      $     1,843             3,886               11,480              14,541                5,433
                          ===========       ===========         ============        ============         ============

                           GVITINTGRO       GVITINTGRO3            GVITMYMKT           GVITLEAD3          GVITSMCAPGR
                          -----------       -----------         ------------        ------------         ------------
0.80%. . . . . .          $        38                 -                9,961                   1                  259
1.30%. . . . . .                    -                46            2,971,035                 669               57,059
1.40%. . . . . .                1,960                28            2,744,335                 246               59,922
   Totals. . . . . .      $     1,998                74            5,725,331                 916              117,240
                          ===========       ===========         ============        ============         ============




                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED





                             GVITSMCAPVAL         GVITSMCOMP           GVITTOTRT      GVITUSGRO3         JANCAPAP
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $      4,163              6,708              22,537               -              731
1.30%. . . . . .                  793,633            868,069           2,307,940               9          171,909
1.40%. . . . . .                  714,796            949,568           1,740,102               2          173,649
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .        $  1,512,592          1,824,345           4,070,579              11          346,289
                             ============         ==========         ===========      ==========    =============

                              JANGLTECHS2          JANGLTECH         JANINTGROS2       JANINTGRO    MGVITMULTISEC
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $          -                111                   -             321              102
1.30%. . . . . .                      718             77,328               1,618         111,045           46,988
1.40%. . . . . .                      786             69,859               1,673          89,482           72,823
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .        $      1,504            147,298               3,291         200,848          119,913
                             ============         ==========         ===========      ==========    =============

                                 NBAMTGRO         NBAMTGUARD           NBAMTLMAT       NBAMTPART        OPPAGGGRO
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $      1,625                484                 766           2,720              483
1.30%. . . . . .                1,213,973            143,804             434,043         850,406          109,295
1.40%. . . . . .                  478,768            159,029             435,009       1,104,178           88,171
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .           1,694,366            303,317             869,818       1,957,304          197,949
                             ============         ==========         ===========      ==========    =============

                                  OPPBDFD           OPPCAPAP            OPPGLSEC      OPPMSGRINC       OPPMULTSTR
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $      1,762              3,058               2,174             348            1,703
1.30%. . . . . .                  742,416            783,198           1,842,153          84,230          765,769
1.40%. . . . . .                  945,498            710,520           1,743,039          85,606          748,181
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .           1,689,676          1,496,776           3,587,366         170,184        1,515,653
                             ============         ==========         ===========      ==========    =============

                              SGVITMDCPGR             STOPP2             STDISC2       STINTSTK2      TURNGVITGRO
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $        271              4,570                 290             241               48
1.30%. . . . . .                   63,774          2,765,904             410,627          80,050           12,726
1.40%. . . . . .                   66,135          1,602,625             257,428          78,569            8,710
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .             130,180          4,373,099             668,345         158,860           21,484
                             ============         ==========         ===========      ==========    =============

                             TURNGVITGRO3           VEWRLDBD          VEWRLDEMKT       VEWRLDHAS          VKEMMKT
                             ------------         ----------         -----------      ----------    -------------
0.80%. . . . . .             $          -                 30                 431             590               88
1.30%. . . . . .                       76            134,983             197,447         180,909           49,577
1.40%. . . . . .                        1            130,780             184,028         116,616           45,200
                             ------------         ----------         -----------      ----------    -------------
    Totals. . . . . .        $         77            265,793             381,906         298,115           94,865
                             ============         ==========         ===========      ==========    =============

                              VKUSREALEST
                             ------------
0.80%. . . . . .             $      1,980
1.30%. . . . . .                  429,168
1.40%. . . . . .                  491,183
                             ------------
    Totals. . . . . .        $    922,331
                             ============



(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) CONTRACT OWNER'S EQUITY SCHEDULE

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                      CONTRACT                         UNIT        CONTRACT         TOTAL
                                                    EXPENSE RATE*     UNITS        FAIR VALUE   OWNERS' EQUITY     RETURN**
                                                    -------------     -----        ----------   --------------     --------
American Century VP - Balanced Fund-Class I
        2002.....................................       0.80%           19,796    $ 14.152201     $   280,157       -6.50%
                                                        1.30%        3,675,068      17.309833      63,614,813       -6.73%
                                                        1.40%        3,657,051      15.866261      58,023,726       -6.78%

American Century VP - Capital Appreciation
Fund-Class I
        2002.....................................       0.80%           40,073       9.848896         394,675       -10.49%
                                                        1.30%        5,581,820      24.187581     135,010,723       -10.71%
                                                        1.40%        4,121,187      12.259194      50,522,431       -10.75%

American Century VP - Income & Growth Fund-Class I
        2002.....................................       0.80%            8,496       9.158866          77,814       -10.66%
                                                        1.30%        3,017,334       8.968368      27,060,562       -10.88%
                                                        1.40%        2,715,944       8.930605      24,255,023       -10.93%

American Century VP - International Fund-Class I
        2002.....................................       0.80%           19,946      14.625553         291,721        -4.85%
                                                        1.30%        5,242,080      14.216989      74,526,594        -5.09%
                                                        1.40%        4,842,974      14.103521      68,302,986        -5.13%

American Century VP - International Fund-Class III
        2002.....................................       0.80%            6,264       9.722776          60,903        -2.77% 05/01/02
                                                        1.30%          495,231       9.714971       4,811,155        -2.85% 05/01/02
                                                        1.40%          533,237       9.713402       5,179,545        -2.87% 05/01/02

American Century VP - Ultra Fund-Class I
        2002.....................................       0.80%               47       9.114968             428        -8.85% 05/01/02
                                                        1.30%            3,208       9.107636          29,217        -8.92% 05/01/02
                                                        1.40%               74       9.106170             674        -8.94% 05/01/02

American Century VP - Value Fund-Class I
        2002.....................................       0.80%           28,860      16.288362         470,082        -4.29%
                                                        1.30%        6,453,150      15.841015     102,224,446        -4.53%
                                                        1.40%        6,452,019      15.752780     101,637,236        -4.57%

American VIS - Growth Fund-Class I
        2002.....................................       1.30%          427,082      45.054366      19,241,909       -17.75%

American VIS - High-Yield Bond Fund-Class I
        2002.....................................       1.30%           51,318      24.442763       1,254,354        -9.92%

American VIS - U.S. Government/AAA-Rated
Securities Fund-Class I
        2002.....................................       1.30%          117,861      24.862786       2,930,353         3.22%

Credit Suisse Trust - Global Post-Venture
Capital Portfolio
        2002.....................................       0.80%            3,375       9.539658          32,196       -14.43%
                                                        1.30%          744,903       9.277416       6,910,775       -14.65%
                                                        1.40%          478,194       9.225675       4,411,662       -14.69%



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                    CONTRACT                        UNIT          CONTRACT        TOTAL
                                                  EXPENSE RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                  -------------       -----      ----------    --------------    --------


Credit Suisse Trust - International Equity Portfolio
     2002 .....................................         0.80%            5,887      9.690977            57,051     -1.95%
                                                        1.30%        4,034,693      9.647510        38,924,741     -2.19%
                                                        1.40%        4,994,792      9.579441        47,847,315     -2.24%

Credit Suisse Trust - Small Cap Growth Portfolio
     2002 .....................................         0.80%           34,067     12.337842           420,313    -22.01%
                                                        1.30%        6,458,681     13.303901        85,925,653    -22.20%
                                                        1.40%        5,370,934     13.209938        70,949,705    -22.24%

Dreyfus GVIT Mid Cap Index Fund - Class I
     2002                                               0.80%           45,907      9.823560           450,970     -4.08%
 ..............................................         1.30%        4,358,318      9.716981        42,349,693     -4.32%
                                                        1.40%        4,259,454      9.695726        41,298,499     -4.37%

Dreyfus IP - European Equity Portfolio
     2002 .....................................         0.80%              637      6.075340             3,870     -8.41%
                                                        1.30%          113,667      6.009384           683,069     -8.63%
                                                        1.40%           73,451      5.996249           440,430     -8.68%

Dreyfus IP - Small Cap Stock Index Portfolio-Service
Class
     2002 ....................................          0.80%               47      9.068382               426     -9.32% 05/01/02
                                                        1.30%           13,902      9.061082           125,967     -9.39% 05/01/02
                                                        1.40%            2,328      9.059618            21,091     -9.40% 05/01/02

Dreyfus Socially Responsible Growth Fund, Inc., The
     2002 ....................................          0.80%           36,897     14.667159           541,174    -17.46%
                                                        1.30%        4,978,640     19.564300        97,403,607    -17.66%
                                                        1.40%        3,374,282     18.375498        62,004,112    -17.70%

Dreyfus Stock Index Fund
     2002 ....................................          0.80%          117,389     17.463131         2,049,979    -13.66%
                                                        1.30%       20,728,057     21.762659       451,097,636    -13.88%
                                                        1.40%       22,043,259     21.508759       474,123,145    -13.92%

Dreyfus VIF - Appreciation Portfolio
     2002 ....................................          0.80%           28,094     11.766714           330,574     -9.04%
                                                        1.30%        4,146,659     11.475783        47,586,159     -9.27%
                                                        1.40%        3,473,878     11.418285        39,665,729     -9.32%

Dreyfus VIF - Growth and Income Portfolio
     2002 ....................................          0.80%           19,635     11.143684           218,806    -15.59%
                                                        1.30%        2,681,035     10.837575        29,055,918    -15.80%
                                                        1.40%        3,240,041     10.777172        34,918,479    -15.84%

Federated IS - Federated Quality Bond Fund II-Primary
Shares
     2002 ....................................          0.80%              177     10.106801             1,789      1.07% 05/01/02
                                                        1.30%           95,304     10.098682           962,445      0.99% 05/01/02
                                                        1.40%          219,199     10.097058         2,213,265      0.97% 05/01/02

Fidelity(R) VIP - Equity-Income Portfolio:Initial Class
     2002 ....................................          0.80%           87,023     17.114785         1,489,380     -6.52%
                                                        1.30%       20,283,668     38.378854       778,463,933     -6.75%
                                                        1.40%       27,162,886     21.979933       597,038,414     -6.80%

                                                    CONTRACT                        UNIT          CONTRACT        TOTAL
                                                  EXPENSE RATE*       UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                  -------------       -----      ----------    --------------    --------


Fidelity(R) VIP - Growth Portfolio:Initial Class
     2002.......................................        0.80%          132,838    14.712418        1,954,368     -19.57%
                                                        1.30%       19,341,360    50.206148      971,055,183     -19.77%
                                                        1.40%       23,346,675    19.739415      460,849,707     -19.81%

Fidelity(R) VIP - High Income Portfolio:Initial Class
     2002.......................................        0.80%           23,014     8.754393          201,474      -4.78%
                                                        1.30%        5,319,057    18.199899       96,806,300      -5.02%
                                                        1.40%       11,031,700     9.702057      107,030,182      -5.07%

Fidelity(R) VIP - Overseas Portfolio:Initial Class
     2002.......................................        0.80%            6,615    12.568430           83,140      -2.87%
                                                        1.30%       10,406,391    17.205886      179,051,177      -3.11%
                                                        1.40%        5,091,703    13.130801       66,858,139      -3.16%

Fidelity(R) VIP - Overseas Portfolio:Initial Class R
     2002.......................................        0.80%            2,446     9.525845           23,300      -4.74% 05/01/02
                                                        1.30%          505,278     9.518191        4,809,333      -4.82% 05/01/02
                                                        1.40%          478,487     9.516658        4,553,597      -4.83% 05/01/02

Fidelity(R) VIP II - Asset Manager Portfolio:
Initial Class
     2002.......................................        0.80%           23,584    14.918595          351,840      -8.73%
                                                        1.30%       14,644,656    24.746280      362,400,758      -8.96%
                                                        1.40%        9,370,421    15.029439      140,832,171      -9.00%

Fidelity(R) VIP II - Contrafund Portfolio:
Initial Class
     2002.......................................        0.80%           52,521    19.157943        1,006,194      -1.17%
                                                        1.30%       20,769,602    20.108680      417,649,280      -1.42%
                                                        1.40%       19,607,840    19.966791      391,505,643      -1.47%

Fidelity(R) VIP III - Growth Opportunities Portfolio:
Initial Class
     2002.......................................        0.80%           12,164     8.457315          102,875     -13.58%
                                                        1.30%        3,212,406     8.248081       26,496,185     -13.79%
                                                        1.40%        3,394,196     8.206738       27,855,277     -13.83%

Fidelity(R) VIP III - Value Strategies Portfolio:
Service Class
     2002.......................................        0.80%               91     8.772031              798     -12.28% 05/01/02
                                                        1.30%           15,877     8.764968          139,161     -12.35% 05/01/02
                                                        1.40%           10,596     8.763549           92,859     -12.36% 05/01/02

Gartmore GVIT Emerging Markets Fund - Class I
     2002.......................................        0.80%            2,008     7.943082           15,950      -2.88%
                                                        1.30%          424,771     7.873541        3,344,452      -3.12%
                                                        1.40%          362,629     7.859667        2,850,143      -3.17%

Gartmore GVIT Emerging Markets Fund - Class III
     2002.......................................        0.80%              105     8.698291              913      -13.02% 05/01/02
                                                        1.30%          116,726     8.691292        1,014,500      -13.09% 05/01/02
                                                        1.40%           83,420     8.689890          724,911      -13.10% 05/01/02

Gartmore GVIT Global Financial Services Fund -
Class III
     2002.......................................        1.30%            3,445     9.526476           32,819       -4.74% 05/01/02

Gartmore GVIT Global Health Sciences Fund - Class III
     2002.......................................        1.30%            1,942     8.881661           17,248      -11.18% 05/01/02
                                                        1.40%              872     8.880227            7,744      -11.20% 05/01/02

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                CONTRACT                  UNIT       CONTRACT
                                                                EXPENSE                   FAIR       OWNERS'        TOTAL
                                                                  RATE*      UNITS        VALUE       EQUITY        RETURN**
                                                               ----------   -------     --------   -----------   ------------
Gartmore GVIT Global Technology and Communications Fund -
     Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        15,945     2.310957        36,848     -32.28%
                                                                1.30%       831,599     2.290657     1,904,908     -32.44%
                                                                1.40%       217,477     2.286605       497,284     -32.48%

Gartmore GVIT Global Technology and Communications Fund -
     Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%             9     8.491202            76     -15.09% 05/01/02
                                                                1.30%        10,367     8.484361        87,957     -15.16% 05/01/02
                                                                1.40%         9,755     8.482986        82,752     -15.17% 05/01/02

Gartmore GVIT Global Utilities Fund - Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%         8,595     9.306568        79,990     -6.93% 05/01/02
                                                                1.40%         1,651     9.305067        15,363     -6.95% 05/01/02

Gartmore GVIT Government Bond Fund - Class I
   Non-tax qualified
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%     1,978,350    41.246450    81,599,914      3.52%
   Tax qualified
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        48,531    14.784762       717,519      3.77%
                                                                1.30%     3,088,389    41.355677   127,722,418      3.52%
                                                                1.40%    12,503,840    15.506461   193,890,307      3.46%

Gartmore GVIT Growth Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%       140,376    10.273262     1,442,119     -17.48%
                                                                1.30%     4,933,754    13.340018    65,816,367     -17.69%
                                                                1.40%     3,571,837    11.755471    41,988,626     -17.73%

Gartmore GVIT ID Aggressive Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         1,882     9.464469        17,812     -5.36% 01/25/02
                                                                1.30%        36,181     9.444292       341,704     -5.56% 01/25/02
                                                                1.40%        25,315     9.440254       238,980     -5.60% 01/25/02

Gartmore GVIT ID Conservative Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%           252     9.974526         2,514     -0.25% 01/25/02
                                                                1.30%        58,716     9.953275       584,416     -0.47% 01/25/02
                                                                1.40%        97,611     9.949017       971,133     -0.51% 01/25/02

Gartmore GVIT ID Moderate Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         8,999     9.661602        86,945     -3.38% 01/25/02
                                                                1.30%       111,885     9.641016     1,078,685     -3.59% 01/25/02
                                                                1.40%       278,797     9.636895     2,686,737     -3.63% 01/25/02

Gartmore GVIT ID Moderately Aggressive Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        17,877     9.563765       170,971     -4.36% 01/25/02
                                                                1.30%       135,339     9.543384     1,291,592     -4.57% 01/25/02
                                                                1.40%       320,949     9.539291     3,061,626     -4.61% 01/25/02

Gartmore GVIT ID Moderately Conservative Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         4,797     9.828948        47,149     -1.71% 01/25/02
                                                                1.30%        71,898     9.808011       705,176     -1.92% 01/25/02
                                                                1.40%       105,085     9.803816     1,030,234     -1.96% 01/25/02

                                                                CONTRACT                  UNIT       CONTRACT
                                                                EXPENSE                   FAIR       OWNERS'        TOTAL
                                                                  RATE*      UNITS        VALUE       EQUITY        RETURN**
                                                               ----------   -------     --------   -----------   ------------
Gartmore GVIT International Growth Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         1,612     6.020571         9,705     -7.86%
                                                                1.30%        23,638     5.967876       141,069     -8.08%
                                                                1.40%         9,298     5.957367        55,392     -8.13%

Gartmore GVIT International Growth Fund - Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%             1     9.518034            10     -4.82% 05/01/02
                                                                1.30%         8,392     9.510386        79,811     -4.90% 05/01/02
                                                                1.40%         8,671     9.508854        82,451     -4.91% 05/01/02
Gartmore GVIT Money Market Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%       208,908    12.910255     2,697,056      0.22%
                                                                1.30%    17,201,280    26.450253   454,978,208     -0.03%
                                                                1.40%    29,835,705    13.158608   392,596,346     -0.08%

Gartmore GVIT Nationwide(R) Leaders Fund - Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%           383     9.704050         3,717     -2.96% 05/01/02
                                                                1.30%        39,362     9.696259       381,664     -3.04% 05/01/02
                                                                1.40%        24,014     9.694692       232,808     -3.05% 05/01/02

Gartmore GVIT Small Cap Growth Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        10,829     5.729015        62,040    -19.79%
                                                                1.30%     1,417,964     5.666762     8,035,265    -19.99%
                                                                1.40%     1,147,559     5.654360     6,488,712    -20.03%

Gartmore GVIT Small Cap Value Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        71,246    13.299922       947,566    -12.69%
                                                                1.30%     8,175,008    13.023254   106,465,206    -12.91%
                                                                1.40%     6,750,842    12.968447    87,547,937    -12.95%

Gartmore GVIT Small Company Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        75,245    22.070734     1,660,712     -4.72%
                                                                1.30%     5,810,984    21.356307   124,101,158     -4.96%
                                                                1.40%     5,784,131    21.212180   122,694,028     -5.01%

Gartmore GVIT Total Return Fund - Class I
   Non-tax qualified
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    1.30%     1,541,741    75.415663   116,271,420     -6.57%
   Tax qualified
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%       320,508    16.107472     5,162,574     -6.34%
                                                                1.30%     2,667,666    77.409011   206,501,387     -6.57%
                                                                1.40%    11,697,573    18.878651   220,834,398     -6.62%

Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%           109     8.813521           961    -11.86% 05/01/02
                                                                1.30%         2,480     8.806422        21,840    -11.94% 05/01/02
                                                                1.40%           205     8.805004         1,805    -11.95% 05/01/02

Janus AS - Capital Appreciation Portfolio - Service Shares
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        30,502     5.665334       172,804     -7.41%
                                                                1.30%     4,163,299     5.603809    23,330,332     -7.64%
                                                                1.40%     3,720,548     5.591555    20,803,649     -7.69%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                CONTRACT                  UNIT       CONTRACT
                                                                EXPENSE                   FAIR       OWNERS'        TOTAL
                                                                  RATE*      UNITS        VALUE       EQUITY        RETURN**
                                                               ----------   -------     --------   -----------   ------------
Janus AS - Global Technology Portfolio -
     Service II Shares
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%            44     8.522800           375     -14.77% 05/01/02
                                                                1.30%        65,801     8.515934       560,357     -14.84% 05/01/02
                                                                1.40%        56,957     8.514554       484,963     -14.85% 05/01/02

Janus AS - Global Technology Portfolio -
     Service Shares
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         6,974     2.937568        20,487     -29.93%
                                                                1.30%     2,700,916     2.905607     7,847,800     -30.11%
                                                                1.40%     2,169,686     2.899241     6,290,443     -30.14%

Janus AS - International Growth Portfolio -
     Service II Shares
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%           101     9.219275           931      -7.81% 05/01/02
                                                                1.30%       144,721     9.211858     1,333,149      -7.88% 05/01/02
                                                                1.40%       106,401     9.210369       979,992      -7.90% 05/01/02

Janus AS - International Growth Portfolio -
     Service Shares
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        12,345     5.256280        64,889     -12.51%
                                                                1.30%     2,568,869     5.199201    13,356,066     -12.72%
                                                                1.40%     1,810,811     5.187818     9,394,158     -12.77%

MAS GVIT Multi Sector Bond Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         3,203    10.965927        35,124       1.66%
                                                                1.30%       665,011    10.847072     7,213,422       1.41%
                                                                1.40%       913,336    10.823369     9,885,373       1.36%

Neuberger Berman AMT - Growth Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        30,058    11.437165       343,778     -20.02%
                                                                1.30%     5,059,774    30.663364   155,149,692     -20.22%
                                                                1.40%     4,007,496    13.547286    54,290,694     -20.26%

Neuberger Berman AMT - Guardian Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        11,124     9.207818       102,428     -11.54%
                                                                1.30%     2,055,335     9.016300    18,531,517     -11.76%
                                                                1.40%     2,177,465     8.978345    19,550,032     -11.80%

Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        15,330    13.511897       207,137       1.66%
                                                                1.30%     3,544,928    20.949989    74,266,203       1.41%
                                                                1.40%     4,938,086    13.762604    67,960,922       1.36%

Neuberger Berman AMT - Partners Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        37,153    16.843386       625,782     -10.19%
                                                                1.30%     5,641,825    20.808755   117,399,354     -10.41%
                                                                1.40%     6,655,963    20.642665   137,396,814     -10.46%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        20,250     4.373958        88,573     -17.57%
                                                                1.30%     3,289,846     4.326428    14,233,282     -17.77%
                                                                1.40%     2,220,807     4.316955     9,587,124     -17.81%

Oppenheimer Bond Fund/VA - Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        32,307    13.765860       444,734       1.97%
                                                                1.30%     5,187,673    21.731034   112,733,498       1.72%
                                                                1.40%     9,317,889    14.445463   134,601,221       1.67%

                                                                CONTRACT                  UNIT       CONTRACT
                                                                EXPENSE                   FAIR       OWNERS'        TOTAL
                                                                  RATE*      UNITS        VALUE       EQUITY        RETURN**
                                                               ----------   -------     --------   -----------   ------------
Oppenheimer Capital Appreciation Fund/VA -
     Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        53,596    12.481992       668,985    -19.51%
                                                                1.30%     8,353,399    12.173212   101,687,697    -19.71%
                                                                1.40%     6,680,650    12.112187    80,917,282    -19.75%

Oppenheimer Global Securities Fund/VA -
     Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        25,331    21.426214       542,747     -7.54%
                                                                1.30%    11,341,279    23.454878   266,008,315     -7.77%
                                                                1.40%    10,677,753    21.398240   228,485,121     -7.82%

Oppenheimer Main Street Growth & Income Fund/VA -
     Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        11,804     7.432780        87,737     -7.40%
                                                                1.30%     1,758,361     7.352124    12,927,688     -7.63%
                                                                1.40%     1,593,449     7.336057    11,689,633     -7.67%

Oppenheimer Multiple Strategies Fund/VA -
     Initial Class
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        25,661    15.973413       409,894     -7.36%
                                                                1.30%     4,560,977    23.752368   108,334,004     -7.59%
                                                                1.40%     5,452,772    17.534145    95,609,695     -7.64%

Strong GVIT Mid Cap Growth Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        16,912     4.258222        72,015    -24.03%
                                                                1.30%     1,880,307     4.211908     7,919,680    -24.22%
                                                                1.40%     1,546,806     4.202679     6,500,729    -24.25%

Strong Opportunity Fund II, Inc.
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        50,950    19.869304     1,012,341    -15.50%
                                                                1.30%    10,948,483    32.818379   359,311,465    -15.71%
                                                                1.40%     7,918,287    23.971482   189,813,074    -15.75%

Strong VIF - Strong Discovery Fund II
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         4,886    13.042327        63,725    -4.93%
                                                                1.30%     2,979,773    19.546317    58,243,588    -5.17%
                                                                1.40%     2,082,523    16.088653    33,504,990    -5.21%

Strong VIF - Strong International Stock Fund II
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         7,404     7.280263        53,903    -6.30%
                                                                1.30%     1,765,852     7.079669    12,501,648    -6.53%
                                                                1.40%     1,527,969     7.031866    10,744,473    -6.58%

Turner GVIT Growth Focus Fund - Class I
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         3,536     2.473043         8,745    -35.42%
                                                                1.30%       444,087     2.451316     1,088,598    -35.58%
                                                                1.40%       265,678     2.446987       650,111    -35.61%

Turner GVIT Growth Focus Fund - Class III
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%             4     8.478342            34    -15.22% 05/01/02
                                                                1.30%         6,349     8.471518        53,786    -15.28% 05/01/02
                                                                1.40%           471     8.470149         3,989    -15.30% 05/01/02

Van Eck WIT - Worldwide Bond Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%           525    11.114328         5,835      9.34%
                                                                1.30%     1,591,221    15.348836    24,423,390      9.06%
                                                                1.40%     1,891,950    12.120992    22,932,311      9.01%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                CONTRACT                  UNIT        CONTRACT
                                                                EXPENSE                   FAIR        OWNERS'        TOTAL
                                                                  RATE*      UNITS        VALUE        EQUITY        RETURN**
                                                               ----------   -------     --------    -----------   ------------
Van Eck WIT - Worldwide Emerging Markets Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        15,076     6.857516         103,384      6.40%
                                                                1.30%     4,436,638     6.668996      29,587,921      6.14%
                                                                1.40%     3,432,782     6.631790      22,765,489      6.09%

Van Eck WIT - Worldwide Hard Assets Fund
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        13,312    11.103745         147,813      8.91%
                                                                1.30%     2,182,163    13.546531      29,560,739      8.64%
                                                                1.40%     1,664,499    11.053342      18,398,277      8.58%

Van Kampen UIF - Emerging Markets Debt Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%         2,896    10.794117          31,260     -0.25%
                                                                1.30%       811,424    10.527109       8,541,949     -0.50%
                                                                1.40%       548,507    10.474355       5,745,257     -0.55%

Van Kampen UIF - U.S. Real Estate Portfolio
     2002  . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%        22,947    22.778681         522,702     10.00%
                                                                1.30%     3,480,126    22.391861      77,926,498      9.72%
                                                                1.40%     3,616,024    22.233884      80,398,258      9.67%
                                                                                                  --------------
2002 Contract owners' equity
   Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,971,550
   Non-tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,183,995
                                                                                                 ---------------
2002 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $12,298,639,907
                                                                                                 ===============

(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.


                                                       CONTRACT                  UNIT       CONTRACT   INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'     INCOME      TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY      RATIO**     RETURN***
                                                       ---------   -------     --------   -----------  ----------   ----------
American Century VP - Balanced Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . . .  0.80%               $ 14.152201                                -6.78%
                                                           to     7,351,915           to  $121,918,696    3.02%            to
                                                         1.40%                 17.309833                                -6.50%
     2001 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 15.498020                                -2.33%
                                                           to     8,330,420           to   152,012,197    2.75%            to
                                                         1.40%                 19.051795                                -2.03%
     2000 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 16.516041                                 0.53%
                                                           to     9,662,996           to   188,944,764    2.50%            to
                                                         1.40%                 20.405704                                 0.83%
     1999 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 15.560004                                 3.40%
                                                           to    11,332,088           to   210,149,221    1.91%            to
                                                         1.40%                 19.322019                                 3.71%
     1998 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 14.883564                                13.59%
                                                           to    12,093,522           to   216,494,560    1.61%            to
                                                         1.40%                 18.575584                                13.93%

American Century VP - Capital Appreciation Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                  9.848896                               -10.75%
                                                           to     9,743,080           to   185,927,829    0.00%            to
                                                         1.40%                 24.187581                               -10.49%
     2001 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 13.168971                               -14.86%
                                                           to    12,693,187           to   319,600,287    0.00%            to
                                                         1.40%                 32.505019                               -14.60%
     2000 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 16.668721                                16.57%
                                                           to    15,271,129           to   486,724,312    0.00%            to
                                                         1.40%                 41.351376                                16.93%
     1999 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 10.098510                                15.27%
                                                           to    12,493,050           to   256,544,521    0.00%            to
                                                         1.40%                 25.179076                                15.61%
     1998 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                  9.042311                                 0.18%
                                                           to    15,554,760           to   290,316,110    0.00%            to
                                                         1.40%                 22.659719                                 0.48%

American Century VP - Income & Growth Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                  8.930605                               -10.93%
                                                           to     5,741,774           to    51,393,398    1.15%            to
                                                         1.40%                  9.158866                               -10.66%
     2001 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 10.598342                                -4.49%
                                                           to     7,028,527           to    74,611,620    0.86%            to
                                                         1.40%                 10.803534                                -4.20%
     2000 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 12.054402                                -4.25%
                                                           to     7,578,309           to    91,453,345    0.58%            to
                                                         1.40%                 12.213742                                -3.96%
     1999 . . . . . . . . . . . . . . . . . . . . . . .  0.80%                 11.791575                                 8.99%
                                                           to     5,930,807           to    69,980,528    0.02%            to
                                                         1.40%                 11.875091                                9.32%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                  UNIT       CONTRACT      INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'        INCOME      TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY         RATIO**     RETURN***
                                                       ---------   -------     --------   -----------     ----------   ----------
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                10.088745                               0.89% 05/01/98
                                                           to     1,031,009          to    10,402,680       0.00%       to
                                                         1.40%                10.098826                               0.99% 05/01/98

American Century VP - International Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.103521                              -5.13%
                                                           to    10,105,000          to   143,121,300       0.85%       to
                                                         1.40%                14.625553                              -4.85%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                16.882476                             -20.71%
                                                           to    14,582,777          to   247,075,557       0.08%       to
                                                         1.40%                17.401596                             -20.47%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                24.228458                              -6.67%
                                                           to    18,752,068          to   455,713,177       0.13%       to
                                                         1.40%                24.822829                              -6.39%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.108826                               6.60%
                                                           to    17,832,931          to   305,863,345       0.00%       to
                                                         1.40%                17.422535                               6.92%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.054570                              24.43%
                                                           to    18,850,949          to   322,135,780       0.49%       to
                                                         1.40%                17.262336                              24.81%

American Century VP - International Fund-Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.713402                              -2.87% 05/01/02
                                                           to     1,034,732          to    10,051,604       0.00%       to
                                                         1.40%                 9.722776                              -2.77% 05/01/02

American Century VP - Ultra Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.106170                              -8.94% 05/01/02
                                                           to         3,329          to        30,320       0.00%       to
                                                         1.40%                 9.114968                              -8.85% 05/01/02

American Century VP - Value Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.752780                              -4.57%
                                                           to    12,934,029          to   204,331,764       0.97%       to
                                                         1.40%                16.288362                              -4.29%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.799359                               6.46%
                                                           to    10,500,490          to   166,252,555       1.07%       to
                                                         1.40%                16.237877                               6.78%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.143992                              -4.67%
                                                           to     4,494,833          to    54,674,162       1.20%       to
                                                         1.40%                12.405982                              -4.38%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.641154                              12.36%
                                                           to     6,439,849          to    94,401,556       0.73%       to
                                                         1.40%                14.866345                              12.70%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.259948                               5.16%
                                                           to     6,180,468          to    82,008,672       0.65%       to
                                                         1.40%                13.382533                               5.48%

                                                       CONTRACT                  UNIT       CONTRACT      INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'        INCOME      TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY         RATIO**     RETURN***
                                                       ---------   -------     --------   -----------     ----------   ----------
American VIS - Growth Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    1.30%     427,082     45.054366    19,241,909      0.00%       -17.75%
     2001 . . . . . . . . . . . . . . . . . . . . . .    1.30%     507,886     61.594190    31,282,803      0.58%        -8.93%
     2000 . . . . . . . . . . . . . . . . . . . . . .    1.30%     598,351     75.152459    44,967,549      0.00%        14.86%
     1999 . . . . . . . . . . . . . . . . . . . . . .    1.30%     678,464     51.909060    35,218,429      0.10%        23.43%
     1998 . . . . . . . . . . . . . . . . . . . . . .    1.30%     802,908     36.656953    29,432,161      0.17%        16.62%

American VIS - High-Yield Bond Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    1.30%      51,318     24.442763     1,254,354      0.00%        -9.92%
     2001 . . . . . . . . . . . . . . . . . . . . . .    1.30%      53,393     26.597579     1,420,111      9.60%         4.49%
     2000 . . . . . . . . . . . . . . . . . . . . . .    1.30%      72,520     26.426479     1,916,449      0.80%        -0.66%
     1999 . . . . . . . . . . . . . . . . . . . . . .    1.30%      90,052     26.276992     2,366,296      4.99%         3.15%
     1998 . . . . . . . . . . . . . . . . . . . . . .    1.30%     119,268     26.686010     3,182,787      4.12%         3.85%

American VIS - U.S. Government/AAA-Rated Securities
 Fund-Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    1.30%     117,861     24.862786     2,930,353      0.00%         3.22%
     2001 . . . . . . . . . . . . . . . . . . . . . .    1.30%     130,466     23.247487     3,033,004      5.74%         2.14%
     2000 . . . . . . . . . . . . . . . . . . . . . .    1.30%     148,345     21.287214     3,157,851      0.55%         3.11%
     1999 . . . . . . . . . . . . . . . . . . . . . .    1.30%     192,127     20.646137     3,966,681      3.02%        -1.81%
     1998 . . . . . . . . . . . . . . . . . . . . . .    1.30%     211,218     20.276945     4,282,856      3.04%         2.98%

Credit Suisse Trust - Global Post-Venture Capital
 Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                  9.225675                                -14.69%
                                                           to    1,226,472            to    11,354,634      0.00%           to
                                                         1.40%                  9.539658                                -14.43%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 12.270111                                -20.17%
                                                           to    1,779,502            to     21,873,682     0.00%           to
                                                         1.40%                 12.610958                                -19.93%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 20.046584                                  4.25%
                                                           to    2,487,338            to     49,964,367     0.00%           to
                                                         1.40%                 20.478950                                  4.57%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 13.353153                                 11.95%
                                                           to    2,004,485            to     26,802,378     0.00%           to
                                                         1.40%                 13.558595                                 12.29%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 12.767561                                 12.41%
                                                           to    1,653,627            to     21,129,888     0.00%           to
                                                         1.40%                 12.885647                                 12.75%

Credit Suisse Trust - International Equity Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                  9.579441                                 -2.24%
                                                           to    9,035,372            to     86,829,107     0.00%           to
                                                         1.40%                  9.690977                                 -1.95%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 10.673811                                -16.53%
                                                           to   11,727,561            to     125,515,868    0.00%           to
                                                         1.40%                 10.738782                                -16.27%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 15.849478                                 -9.38%
                                                           to   14,779,382          to     234,889,229      0.00%           to
                                                         1.40%                 15.938401                                 -9.11%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 12.200117                                  6.17%
                                                           to   16,730,002            to   205,825,994      0.00%           to
                                                         1.40%                 12.330740                                  6.49%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                  UNIT       CONTRACT      INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'        INCOME      TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY         RATIO**     RETURN***
                                                       ---------   -------     --------   -----------     ----------   ----------
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.365993                              12.46%
                                                           to    22,699,128          to    284,658,567     0.00%        to
                                                         1.40%                12.561666                              12.80%

Credit Suisse Trust - Small Cap Growth Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.337842                             -22.24%
                                                           to    11,863,682          to    157,295,671     0.00%        to
                                                         1.40%                13.303901                             -22.01%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                16.326142                             -14.16%
                                                           to    14,486,096          to    255,543,977     0.00%        to
                                                         1.40%                17.693677                             -13.90%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                23.839836                              1.69%
                                                           to    20,180,215          to    522,677,515     0.00%        to
                                                         1.40%                25.967528                              2.00%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.816258                              6.00%
                                                           to    17,160,875          to    277,746,376     0.00%        to
                                                         1.40%                16.220417                              6.32%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.093024                              4.06%
                                                           to    22,173,549          to    367,612,255     0.00%        to
                                                         1.40%                16.607109                              4.38%

Dreyfus GVIT Mid Cap Index Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.695726                              -4.37%
                                                           to     8,663,679          to    84,099,162      0.09%        to
                                                         1.40%                 9.823560                              -4.08%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                10.414373                              -0.05%
                                                           to     5,185,255          to    54,035,630      0.29%        to
                                                         1.40%                10.487924                              0.25%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.856176                              -1.44% 05/01/00
                                                           to       207,626          to     2,046,572      0.20%        to
                                                         1.40%                 9.865974                              -1.34% 05/01/00

Dreyfus IP - European Equity Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 5.996249                              -8.68%
                                                           to       187,755          to     1,127,369      0.00%        to
                                                         1.40%                 6.075340                              -8.41%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 7.323976                             -20.96%
                                                           to       290,484          to     2,128,867      0.10%        to
                                                         1.40%                 7.375749                             -20.72%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.755741                              -2.44% 05/01/00
                                                           to        85,586          to       835,014      0.00%        to
                                                         1.40%                 9.765449                              -2.35% 05/01/00

Dreyfus IP - Small Cap Stock Index Portfolio-Service Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.059618                              -9.40% 05/01/02
                                                           to        16,277          to       147,484      0.00%        to
                                                         1.40%                 9.068382                              -9.32% 05/01/02

                                                       CONTRACT                UNIT           CONTRACT    INVESTMENT
                                                       EXPENSE                 FAIR            OWNERS'      INCOME      TOTAL
                                                         RATE*      UNITS      VALUE           EQUITY       RATIO**     RETURN***
                                                       ---------   -------   --------        ----------   ----------   ----------
Dreyfus Socially Responsible Growth Fund, Inc., The
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.667159                                  -17.70%
                                                           to     8,389,819          to      159,948,893     0.01%           to
                                                         1.40%                19.564300                                  -17.46%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                19.790635                                  -14.72%
                                                           to    10,456,492          to      269,916,321     0.01%           to
                                                         1.40%                26.532098                                  -14.46%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                26.775319                                    1.83%
                                                           to    12,147,004          to      425,870,222     0.02%           to
                                                         1.40%                36.077453                                    2.14%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                22.818698                                   11.99%
                                                           to    11,238,935          to      337,698,559     0.00%           to
                                                         1.40%                30.902126                                   12.33%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                18.663072                                   17.56%
                                                           to     9,896,902          to      244,268,193     0.00%           to
                                                         1.40%                25.402227                                   17.91%

Dreyfus Stock Index Fund
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.463131                                  -13.92%
                                                           to    42,888,705          to      927,270,761     0.34%           to
                                                         1.40%                21.762659                                  -13.66%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                21.545403                                   -7.49%
                                                           to    52,514,799          to    1,408,322,616     0.50%           to
                                                         1.40%                26.985910                                   -7.21%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                25.555483                                   -1.24%
                                                           to    60,063,367          to    1,921,116,174     0.46%           to
                                                         1.40%                32.170212                                   -0.95%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                24.086276                                   11.36%
                                                           to    67,055,704          to    2,032,960,668     0.56%           to
                                                         1.40%                30.474479                                   11.69%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                19.843924                                   16.69%
                                                           to    57,608,419          to    1,446,795,829     0.71%           to
                                                         1.40%                25.233975                                   17.04%

Dreyfus VIF - Appreciation Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                11.418285                                   -9.32%
                                                           to     7,648,631          to      87,582,462      0.01%           to
                                                         1.40%                11.766714                                   -9.04%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.108222                                   -6.91%
                                                           to     8,947,814          to      117,552,871     0.01%           to
                                                         1.40%                13.426645                                   -6.63%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.672237                                    2.07%
                                                           to    11,371,357          to      167,104,096     0.00%           to
                                                         1.40%                14.938109                                    2.38%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.964500                                    6.76%
                                                           to    15,230,242          to      212,900,736     0.01%           to
                                                         1.40%                14.131473                                    7.08%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.213488                                   19.89%
                                                           to      8,303,289         to      101,458,890     0.01%           to
                                                         1.40%                12.284853                                   20.25%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                  UNIT       CONTRACT      INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'        INCOME      TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY         RATIO**     RETURN***
                                                       ---------   -------     --------   -----------     ----------   ----------
Dreyfus VIF - Growth and Income Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                10.777172                             -15.84%
                                                           to     5,940,711          to      64,193,203    0.15%        to
                                                         1.40%                11.143684                             -15.59%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.676230                              -0.86%
                                                           to     6,190,387          to      84,843,455    0.22%        to
                                                         1.40%                14.055865                              -0.56%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.309962                              -1.58%
                                                           to     6,877,723          to      98,578,398    0.29%        to
                                                         1.40%                14.618595                              -1.28%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.917036                              10.31%
                                                           to     5,910,714          to      82,350,411    0.42%        to
                                                         1.40%                14.131094                              10.64%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.100816                               5.75%
                                                           to     6,035,875          to      73,084,509    0.50%        to
                                                         1.40%                12.212711                               6.06%

Federated IS - Federated Quality Bond Fund II-
     Primary Shares
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                10.097058                               0.97% 05/01/02
                                                           to       314,680          to       3,177,499    0.00%         to
                                                         1.40%                10.106801                               1.07% 05/01/02

Fidelity(R) VIP - Equity-Income Portfolio:
     Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.114785                              -6.80%
                                                           to    47,533,577          to   1,376,991,727    1.86%        to
                                                         1.40%                38.378854                              -6.52%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                19.167640                              -1.60%
                                                           to    55,766,714          to   1,809,686,947    1.70%        to
                                                         1.40%                43.199738                              -1.30%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.503429                              -3.35%
                                                           to    65,951,622          to   1,965,979,538    1.77%        to
                                                         1.40%                39.647782                              -3.06%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                19.214686                              11.91%
                                                           to    84,745,233          to   2,806,869,153    1.43%        to
                                                         1.40%                43.744874                              12.25%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                17.017957                               9.76%
                                                           to    96,277,438          to   2,865,244,452    1.35%        to
                                                         1.40%                38.939799                              10.09%

Fidelity(R) VIP - Growth Portfolio:Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.712418                             -19.81%
                                                           to    42,820,873          to   1,433,859,258    0.26%        to
                                                         1.40%                50.206148                             -19.57%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                20.153732                             -10.27%
                                                           to    54,011,928          to   2,440,903,239    0.08%        to
                                                         1.40%                69.122981                             -10.00%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                26.546272                               4.38%
                                                           to    65,411,309          to   3,877,030,102    0.11%        to
                                                         1.40%                91.508230                               4.69%

                                                       CONTRACT                  UNIT       CONTRACT      INVESTMENT
                                                       EXPENSE                   FAIR        OWNERS'        INCOME     TOTAL
                                                         RATE*      UNITS        VALUE       EQUITY         RATIO**    RETURN***
                                                       ---------   -------     --------   -----------     ----------  ----------
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                21.195347                              13.62%
                                                           to    68,403,439          to   3,301,043,047     0.17%       to
                                                         1.40%                73.433363                              13.96%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.947729                              18.30%
                                                           to    63,483,590          to   2,353,421,846     0.47%       to
                                                         1.40%                55.531882                              18.65%

Fidelity(R) VIP - High Income Portfolio:Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 8.754393                              -5.07%
                                                           to    16,373,771          to     204,037,956    11.57%       to
                                                         1.40%                18.199899                              -4.78%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.706921                              -7.84%
                                                           to    21,021,797          to     290,857,653    13.88%       to
                                                         1.40%                20.282208                              -7.56%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.939924                              -5.51%
                                                           to    27,541,844          to     510,649,874     6.88%       to
                                                         1.40%                27.173990                              -5.23%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.684479                               7.21%
                                                           to    34,814,295          to     689,293,506     9.86%       to
                                                         1.40%                28.883354                               7.53%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                13.996277                               4.07%
                                                           to    41,872,776          to     858,685,523     7.38%       to
                                                         1.40%                29.691103                               4.38%

Fidelity(R) VIP - Overseas Portfolio:Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                12.568430                              -3.16%
                                                           to    15,504,709          to     245,992,456     0.85%       to
                                                         1.40%                17.205886                              -2.87%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.594106                             -12.08%
                                                           to    20,582,192          to     378,688,349     5.15%       to
                                                         1.40%                20.080116                             -11.81%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                19.498542                              -5.73%
                                                           to    25,090,180          to     620,119,306     1.46%       to
                                                         1.40%                26.963663                              -5.45%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.694737                               7.36%
                                                           to    29,746,954          to     594,045,780     1.47%       to
                                                         1.40%                21.813554                               7.68%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                15.050047                              15.15%
                                                           to    33,422,185          to     648,479,016     1.85%       to
                                                         1.40%                21.023415                              15.50%

Fidelity(R) VIP - Overseas Portfolio:Initial Class R
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 9.516658                              -4.83% 05/01/02
                                                           to       986,211          to       9,386,230     0.00%       to
                                                         1.40%                 9.525845                              -4.74% 05/01/02

Fidelity(R) VIP II - Asset Manager Portfolio:
     Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                14.918595                              -9.00%
                                                           to     24,038,661         to     503,584,769     4.41%       to
                                                         1.40%                24.746280                              -8.73%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                  UNIT          CONTRACT     INVESTMENT
                                                       EXPENSE                   FAIR           OWNERS'       INCOME      TOTAL
                                                         RATE*      UNITS        VALUE          EQUITY        RATIO**     RETURN***
                                                       ---------   -------     --------      -----------    ----------   ----------
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 16.502843                                   -4.24%
                                                           to     29,711,937          to      686,055,194      4.26%          to
                                                         1.40%                 27.512579                                   -3.95%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 17.831841                                   -1.38%
                                                           to     36,884,947          to      925,221,454      3.30%          to
                                                         1.40%                 29.878236                                   -1.08%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 17.150035                                    4.53%
                                                           to     45,322,458          to    1,106,304,732      3.32%          to
                                                         1.40%                 28.881589                                    4.84%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 15.601254                                    8.52%
                                                           to     50,862,081          to    1,143,534,753      3.08%          to
                                                         1.40%                 26.406332                                    8.85%

Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 19.157943                                   -1.47%
                                                           to     40,429,963          to      810,161,118      0.93%          to
                                                         1.40%                 20.108680                                   -1.17%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 19.977323                                  -10.57%
                                                           to     47,236,469          to      992,412,173      0.80%          to
                                                         1.40%                 21.074777                                  -10.29%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 23.630360                                   -2.00%
                                                           to     56,642,840          to    1,415,342,062      0.36%          to
                                                         1.40%                 25.054328                                   -1.71%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 21.612534                                   10.48%
                                                           to     61,414,135          to    1,411,361,148      0.46%          to
                                                         1.40%                 23.031155                                   10.81%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 17.587754                                   15.92%
                                                           to     56,300,082          to    1,058,720,891      0.65%          to
                                                         1.40%                 18.837020                                   16.27%

Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . . .    0.80%                  8.206738                                  -13.83%
                                                           to      6,618,766          to       54,454,337      1.14%          to
                                                         1.40%                  8.457315                                  -13.58%
     2001 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 10.226710                                   -9.40%
                                                           to      8,432,753          to       86,402,657      0.38%          to
                                                         1.40%                 10.475287                                   -9.13%
     2000 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 13.206874                                   -4.32%
                                                           to     11,378,235          to      150,464,826      1.27%          to
                                                         1.40%                 13.446289                                   -4.03%
     1999 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 14.196438                                    5.74%
                                                           to     13,942,192          to      198,101,757      0.95%          to
                                                         1.40%                 14.366195                                    6.06%
     1998 . . . . . . . . . . . . . . . . . . . . . .    0.80%                 12.079725                                   10.55%
                                                           to      9,573,250          to      115,693,180      0.93%          to
                                                         1.40%                 12.150329                                   10.88%

                                                       CONTRACT                 UNIT         CONTRACT  INVESTMENT
                                                       EXPENSE                  FAIR          OWNERS'    INCOME      TOTAL
                                                         RATE*      UNITS       VALUE         EQUITY     RATIO**     RETURN***
                                                       ---------   -------    --------     -----------  ---------   ----------
Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  8.763549                            -12.36% 05/01/02
                                                          to        26,564           to        232,818    0.00%        to
                                                        1.40%                  8.772031                            -12.28% 05/01/02

Gartmore GVIT Emerging Markets Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  7.859667                             -3.17%
                                                          to       789,408           to      6,210,545    0.00%        to
                                                        1.40%                  7.943082                             -2.88%
     2001 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  8.794814                              1.29%
                                                          to       376,831           to      3,315,797    0.40%        to
                                                        1.40%                  8.834424                              1.60%

Gartmore GVIT Emerging Markets Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  8.689890                            -13.10% 05/01/02
                                                          to       200,251           to      1,740,324    0.00%        to
                                                        1.40%                  8.698291                            -13.02% 05/01/02

Gartmore GVIT Global Financial Services Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%        3,445      9.526476        32,819    0.00%     -4.74% 05/01/02

Gartmore GVIT Global Health Sciences Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%                  8.880227                            -11.20% 05/01/02
                                                          to         2,814           to         24,992    0.00%        to
                                                        1.40%                  8.881661                            -11.18% 05/01/02

Gartmore GVIT Global Technology and Communications Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  2.286605                            -32.48%
                                                          to     1,065,021           to      2,439,040    0.00%        to
                                                        1.40%                  2.310957                            -32.28%
     2001 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  4.221006                            -29.62%
                                                          to     1,046,116           to      4,417,983    0.00%        to
                                                        1.40%                  4.240120                            -29.40%

Gartmore GVIT Global Technology and Communications Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  8.482986                            -15.17% 05/01/02
                                                          to        20,131           to        170,785    0.00%        to
                                                        1.40%                  8.491202                            -15.09% 05/01/02

Gartmore GVIT Global Utilities Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%                  9.305067                             -6.95% 05/01/02
                                                          to        10,246           to         95,353    0.00%        to
                                                        1.40%                  9.306568                             -6.93% 05/01/02

Gartmore GVIT Government Bond Fund - Class I Tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 14.784762                              3.46%
                                                          to    15,640,760           to    322,330,245    1.31%        to
                                                        1.40%                 41.355677                              3.77%
     2001 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 13.661869                              1.71%
                                                          to    13,917,640           to    267,257,220    2.57%        to
                                                        1.40%                 38.407718                              2.02%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                       CONTRACT                UNIT         CONTRACT   INVESTMENT
                                                       EXPENSE                 FAIR          OWNERS'     INCOME     TOTAL
                                                        RATE*      UNITS      VALUE           EQUITY     RATIO**   RETURN***
                                                      ---------   -------    --------      ----------  ---------  ----------
     2000 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 12.428456                             3.30%
                                                          to     12,422,204          to    225,326,680    2.82%       to
                                                        1.40%                 35.116438                             3.62%
     1999 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 12.064451                            -2.86%
                                                          to     16,242,014          to    290,906,137    2.67%       to
                                                        1.40%                 34.260857                            -2.56%
     1998 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 11.871410                             3.27%
                                                          to     11,681,785          to    225,223,665    2.91%       to
                                                        1.40%                 33.883416                             3.58%
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . . .   1.30%     1,978,350   41.246450     81,599,914    1.31%     3.52%
     2001 . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,030,918   38.306276     77,796,892    2.57%     1.76%
     2000 . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,164,286   35.023680     75,801,260    2.82%     3.36%
     1999 . . . . . . . . . . . . . . . . . . . . . .   1.30%     3,080,461   34.170358    105,260,455    2.67%    -2.81%
     1998 . . . . . . . . . . . . . . . . . . . . . .   1.30%     2,723,681   33.793915     92,043,844    2.91%     3.32%

Gartmore GVIT Growth Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 10.273262                           -17.73%
                                                          to      8,645,967          to   109,247,113    0.00%        to
                                                        1.40%                 13.340018                           -17.48%
     2001 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 13.685653                           -21.88%
                                                          to     10,944,584          to    184,752,108    0.00%       to
                                                        1.40%                 17.861046                           -21.64%
     2000 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 24.047543                             0.05%
                                                          to     14,103,085          to    419,234,176    0.15%       to
                                                        1.40%                 31.543238                             0.35%
     1999 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 25.825581                            11.15%
                                                          to     21,910,813          to    703,215,736    0.27%       to
                                                        1.40%                 34.047394                            11.48%
     1998 . . . . . . . . . . . . . . . . . . . . . .   0.80%                 21.345545                            18.44%
                                                          to     19,825,951          to    528,872,849    0.48%       to
                                                        1.40%                 28.283511                            18.80%

Gartmore GVIT ID Aggressive Fund
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  9.440254                            -5.60%   01/25/02
                                                          to         63,378          to        598,496    0.24%       to
                                                        1.40%                  9.464469                            -5.36%   01/25/02

Gartmore GVIT ID Conservative Fund
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  9.949017                            -0.51%   01/25/02
                                                          to        156,579          to      1,558,064    0.32%       to
                                                        1.40%                  9.974526                            -0.25%   01/25/02

Gartmore GVIT ID Moderate Fund
     2002 . . . . . . . . . . . . . . . . . . . . . .   0.80%                  9.636895                            -3.63%   01/25/02
                                                          to        399,681          to      3,852,367    0.22%       to
                                                        1.40%                  9.661602                            -3.38%   01/25/02

                                                    CONTRACT                  UNIT           CONTRACT   INVESTMENT
                                                    EXPENSE                   FAIR            OWNERS'     INCOME       TOTAL
                                                      RATE*      UNITS        VALUE           EQUITY      RATIO**      RETURN***
                                                   ---------    -------     --------       -----------   ---------  ------------
Gartmore GVIT ID Moderately Aggressive Fund
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    9.539291                              -4.61% 01/25/02
                                                       to          474,165          to       4,524,189     0.20%       to
                                                     1.40%                    9.563765                              -4.36% 01/25/02

Gartmore GVIT ID Moderately Conservative Fund
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    9.803816                              -1.96% 01/25/02
                                                       to          181,780          to       1,782,560     0.41%       to
                                                     1.40%                    9.828948                              -1.71% 01/25/02

Gartmore GVIT International Growth Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    5.957367                              -8.13%
                                                       to           34,548          to         206,165     0.00%       to
                                                     1.40%                    6.020571                              -7.86%
     2001 . . . . . . . . . . . . . . . . . . . . .  0.80%                    7.360872                             -20.15%
                                                       to           61,274          to         451,357     0.16%       to
                                                     1.40%                    7.394012                             -19.91%

Gartmore GVIT International Growth Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    9.508854                              -4.91% 05/01/02
                                                       to           17,064          to         162,272     0.00%       to
                                                     1.40%                    9.518034                              -4.82% 05/01/02

Gartmore GVIT
Money Market Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                   12.910255                              -0.08%
                                                       to       47,245,893          to     850,271,610     0.60%       to
                                                     1.40%                   26.450253                               0.22%
     2001 . . . . . . . . . . . . . . . . . . . . .  0.80%                   12.773508                               1.60%
                                                       to       49,958,834          to     893,089,014     2.30%       to
                                                     1.40%                   26.302301                               1.91%
     2000 . . . . . . . . . . . . . . . . . . . . .  0.80%                   12.203914                               2.10%
                                                       to       52,763,675          to     931,285,346     2.70%       to
                                                     1.40%                   25.256212                               2.41%
     1999 . . . . . . . . . . . . . . . . . . . . .  0.80%                   11.674145                               1.58%
                                                       to       62,863,102          to   1,048,629,868     2.49%       to
                                                     1.40%                   24.282403                               1.89%
     1998 . . . . . . . . . . . . . . . . . . . . .  0.80%                   11.214565                               1.91%
                                                       to       51,199,179          to     854,237,325     2.62%       to
                                                     1.40%                   23.444634                               2.22%

Gartmore GVIT Nationwide(R) Leaders Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    9.694692                              -3.05% 05/01/02
                                                       to           63,759          to         618,189     0.00%       to
                                                     1.40%                    9.704050                              -2.96% 05/01/02

Gartmore GVIT Small Cap Growth Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .  0.80%                    5.654360                             -20.03%
                                                       to        2,576,352          to      14,586,016     0.00%       to
                                                     1.40%                    5.729015                             -19.79%
     2001 . . . . . . . . . . . . . . . . . . . . .  0.80%                    7.583889                              -5.72%
                                                       to        2,411,987          to      18,304,019     0.00%       to
                                                     1.40%                    7.637555                              -5.43%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                      CONTRACT                  UNIT         CONTRACT   INVESTMENT
                                                      EXPENSE                   FAIR          OWNERS'     INCOME        TOTAL
                                                       RATE*       UNITS        VALUE         EQUITY      RATIO**      RETURN***
                                                     ---------   ---------   ----------     ----------  ---------   -------------
     2000 . . . . . . . . . . . . . . . . . . . . .    0.80%                  10.163439                              1.63% 05/01/00
                                                         to        264,364           to      2,687,070    0.00%         to
                                                       1.40%                  10.173536                              1.74% 05/01/00

Gartmore GVIT Small Cap Value Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .    0.80%                  12.968447                            -12.95%
                                                         to     14,997,096           to    194,960,709    0.00%         to
                                                       1.40%                  13.299922                            -12.69%
     2001 . . . . . . . . . . . . . . . . . . . . .    0.80%                  15.327830                             30.12%
                                                         to     12,747,895           to    195,730,148    0.00%         to
                                                       1.40%                  15.624572                             30.51%
     2000 . . . . . . . . . . . . . . . . . . . . .    0.80%                  11.842442                             10.23%
                                                         to      5,676,870           to     67,305,344    0.00%         to
                                                       1.40%                  11.999041                             10.57%
     1999 . . . . . . . . . . . . . . . . . . . . .    0.80%                  10.466741                             22.81%
                                                         to      4,564,485           to     47,808,422    0.00%         to
                                                       1.40%                  10.540921                             23.18%
     1998 . . . . . . . . . . . . . . . . . . . . .    0.80%                   9.216983                             -7.83% 05/01/98
                                                         to        588,704           to      5,426,643    0.00%         to
                                                       1.40%                   9.226212                             -7.74% 05/01/98

Gartmore GVIT Small Company Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .    0.80%                  21.212180                             -5.01%
                                                         to     11,670,360           to    248,455,899    0.00%         to
                                                       1.40%                  22.070734                             -4.72%
     2001 . . . . . . . . . . . . . . . . . . . . .    0.80%                  23.781421                             -2.04%
                                                         to     13,304,969           to    317,375,065    0.10%         to
                                                       1.40%                  24.594447                             -1.74%
     2000 . . . . . . . . . . . . . . . . . . . . .    0.80%                  24.161192                              6.87%
                                                         to     15,488,489           to    375,114,980    0.03%         to
                                                       1.40%                  24.836628                              7.19%
     1999 . . . . . . . . . . . . . . . . . . . . .    0.80%                  17.014291                              6.87%
                                                         to     14,394,822           to    245,370,473    0.00%         to
                                                       1.40%                  17.384086                              7.19%
     1998 . . . . . . . . . . . . . . . . . . . . .    0.80%                  16.845178                              5.38%
                                                         to     17,986,489           to    303,389,491    0.00%         to
                                                       1.40%                  17.107225                              5.70%

Gartmore GVIT Total Return Fund - Class I
   Tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .    0.80%                  16.107472                             -6.62%
                                                         to     14,685,747           to    432,498,359    0.19%         to
                                                       1.40%                  77.409011                             -6.34%
     2001 . . . . . . . . . . . . . . . . . . . . .    0.80%                  18.037354                             -8.54%
                                                          to    17,725,919           to    573,034,031    0.36%         to
                                                       1.40%                  87.122231                             -8.26%
     2000 . . . . . . . . . . . . . . . . . . . . .    0.80%                  20.845599                              2.64%
                                                         to     21,199,785           to    789,730,380    0.25%         to
                                                       1.40%                 101.194600                              2.95%

                                                     CONTRACT                  UNIT        CONTRACT    INVESTMENT
                                                     EXPENSE                   FAIR         OWNERS'      INCOME      TOTAL
                                                      RATE*      UNITS         VALUE        EQUITY       RATIO**    RETURN***
                                                    ---------  ---------    ----------   -----------   ---------   ---------
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  21.053855                              9.98%
                                                        to     25,995,915           to   985,861,071     0.38%        to
                                                      1.40%                  102.72412                             10.31%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  18.627093                             13.97%
                                                        to     27,416,932           to   922,060,573     0.56%        to
                                                      1.40%                  91.343631                             14.31%
   Non-tax qualified
     2002 . . . . . . . . . . . . . . . . . . . . .   1.30%     1,541,741    75.415663   116,271,420     0.19%     -6.57%
     2001 . . . . . . . . . . . . . . . . . . . . .   1.30%     1,834,759    84.878770   155,732,125     0.36%     -8.49%
     2000 . . . . . . . . . . . . . . . . . . . . .   1.30%     2,343,855    98.588771   231,077,784     0.25%      2.69%
     1999 . . . . . . . . . . . . . . . . . . . . .   1.30%     3,054,139    100.07891   305,654,914     0.38%     10.03%
     1998 . . . . . . . . . . . . . . . . . . . . .   1.30%     3,469,770    88.991481   308,779,971     0.56%     14.03%

Gartmore GVIT U.S. Growth Leaders Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   8.805004                            -11.95% 05/01/02
                                                        to          2,794           to        24,606     0.00%        to
                                                      1.40%                   8.813521                            -11.86% 05/01/02

Janus AS - Capital Appreciation Portfolio - Service Shares
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   5.591555                             -7.69%
                                                        to      7,914,349           to    44,306,785     0.00%        to
                                                      1.40%                   5.665334                             -7.41%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   6.743264                            -14.20%
                                                        to     10,164,880           to    68,585,465     0.63%        to
                                                      1.40%                   6.790944                            -13.94%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                   9.300258                             -7.00% 05/01/00
                                                        to      3,687,031           to    34,292,695     0.09%        to
                                                      1.40%                   9.309508                             -6.90% 05/01/00

Janus AS - Global Technology Portfolio - Service II Shares
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   8.514554                            -14.85% 05/01/02
                                                        to        122,802           to     1,045,695     0.00%        to
                                                      1.40%                   8.522800                            -14.77% 05/01/02

Janus AS - Global Technology Portfolio - Service Shares
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   2.899241                            -30.14%
                                                        to      4,877,576           to    14,158,730     0.00%        to
                                                      1.40%                   2.937568                            -29.93%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   4.938275                            -26.47%
                                                        to      6,853,725           to    33,866,543     0.51%        to
                                                      1.40%                   4.973279                            -26.24%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  10.079608                              0.80% 05/01/00
                                                        to      2,902,997           to    29,263,839     0.00%        to
                                                      1.40%                  10.089612                              0.90% 05/01/00

Janus AS - International Growth Portfolio - Service II Shares
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   9.210369                             -7.90% 05/01/02
                                                        to        251,223           to     2,314,073     0.00%        to
                                                      1.40%                   9.219275                             -7.81% 05/01/02

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     CONTRACT                  UNIT         CONTRACT    INVESTMENT
                                                     EXPENSE                   FAIR          OWNERS'      INCOME       TOTAL
                                                      RATE*       UNITS        VALUE         EQUITY       RATIO**     RETURN***
                                                    ---------   ---------   ----------     ----------   ---------   -----------
Janus AS - International Growth Portfolio - Service Shares
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                    5.187818                             -12.77%
                                                        to       4,392,025           to     22,815,113    0.00%         to
                                                      1.40%                    5.256280                             -12.51%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                    6.607700                             -16.12%
                                                        to       6,876,162           to     45,465,848    0.50%         to
                                                      1.40%                    6.654434                             -15.87%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                    9.722433                              -2.78% 05/01/00
                                                        to       2,105,365           to     20,471,297    0.00%         to
                                                      1.40%                    9.732106                              -2.68% 05/01/00

MAS GVIT Multi Sector Bond Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   10.823369                               1.36%
                                                        to       1,581,550           to     17,133,919    1.54%         to
                                                      1.40%                   10.965927                               1.66%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   10.401325                               0.06%
                                                        to       1,220,173           to     12,697,534    3.32%         to
                                                      1.40%                   10.474762                               0.36%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                   10.154798                               1.55% 05/01/00
                                                        to         149,743           to      1,520,743    2.88%         to
                                                      1.40%                   10.164899                               1.65% 05/01/00

Neuberger Berman AMT - Growth Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   11.437165                             -20.26%
                                                        to       9,097,328           to    209,784,165    0.00%         to
                                                      1.40%                   30.663364                             -20.02%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   16.751983                             -19.32%
                                                        to      12,191,849           to    401,531,455    0.00%         to
                                                      1.40%                   45.140185                             -19.08%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                   26.881028                              13.46%
                                                        to      15,588,205           to    809,515,458    0.00%         to
                                                      1.40%                   72.800868                              13.80%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                   16.246061                               2.30%
                                                        to      12,128,985           to    411,531,515    0.00%         to
                                                      1.40%                   44.221607                               2.61%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                   15.914838                              14.85%
                                                        to      15,849,641           to    521,812,270    0.00%         to
                                                      1.40%                   43.539336                              15.20%

Neuberger Berman AMT - Guardian Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                    8.978345                             -11.80%
                                                        to       4,243,924           to     38,183,977    0.75%         to
                                                      1.40%                    9.207818                             -11.54%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   10.574824                               0.88%
                                                        to       5,213,578           to     55,222,438    0.46%         to
                                                      1.40%                   10.779584                               1.18%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                   10.828462                               3.01%
                                                        to       3,524,758           to     38,211,002    0.55%         to
                                                      1.40%                   10.971639                               3.32%

                                                      CONTRACT                 UNIT         CONTRACT    INVESTMENT
                                                      EXPENSE                  FAIR          OWNERS'      INCOME       TOTAL
                                                       RATE*      UNITS       VALUE          EQUITY       RATIO**     RETURN***
                                                    ---------   ---------   ----------     ----------   ---------   ------------
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  10.800946                              16.44%
                                                        to      6,178,965           to      66,775,470     0.32%       to
                                                      1.40%                  10.877466                              16.79%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                   9.700053                              -3.00% 05/01/98
                                                        to      3,009,373           to      29,192,408     0.00%       to
                                                      1.40%                   9.709745                              -2.90% 05/01/98

Neuberger Berman AMT - Limited Maturity Bond Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  13.511897                               1.36%
                                                        to      8,498,344           to     142,434,262     5.69%       to
                                                      1.40%                  20.949989                               1.66%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  12.840153                               3.93%
                                                        to      7,535,934           to     121,488,952     6.02%       to
                                                      1.40%                  20.008998                               4.24%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  11.804081                               1.21%
                                                        to      7,658,914           to     116,805,253     6.69%       to
                                                      1.40%                  18.487240                               1.52%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  11.542197                              -0.37%
                                                        to     10,313,696           to     155,716,204     5.66%       to
                                                      1.40%                  18.168779                              -0.07%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  11.387438                               1.79%
                                                        to     12,178,976           to     181,446,008     6.30%       to
                                                      1.40%                  18.015959                               2.09%

Neuberger Berman AMT - Partners Portfolio
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  16.843386                             -10.46%
                                                        to     12,334,941           to     255,421,951     0.55%       to
                                                      1.40%                  20.808755                             -10.19%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  19.255301                              -1.33%
                                                        to     14,441,689           to     343,783,660     0.38%       to
                                                      1.40%                  23.908944                              -1.04%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  19.293039                              -1.24%
                                                        to     17,598,662           to     422,081,060     0.77%       to
                                                      1.40%                  24.076663                              -0.94%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  20.630675                              12.49%
                                                        to     23,947,962           to     617,689,224     1.14%       to
                                                      1.40%                  25.876629                              12.82%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  18.670149                               5.23%
                                                        to     35,848,868           to     841,542,941     0.39%       to
                                                      1.40%                  23.536090                               5.55%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   4.316955                             -17.81%
                                                        to      5,530,903           to      23,908,978     0.69%       to
                                                      1.40%                   4.373958                             -17.57%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   5.619041                             -27.51%
                                                        to      8,759,948           to      49,254,776     0.85%       to
                                                      1.40%                   5.658838                             -27.29%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  10.659808                               6.60% 05/01/00
                                                        to      2,375,569           to      25,325,954     0.00%       to
                                                      1.40%                  10.670360                               6.70% 05/01/00


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                     CONTRACT                  UNIT          CONTRACT    INVESTMENT
                                                     EXPENSE                   FAIR           OWNERS'      INCOME        TOTAL
                                                      RATE*       UNITS        VALUE          EQUITY       RATIO**      RETURN***
                                                    ---------   ---------   ----------      ----------   ---------   -------------
Oppenheimer Bond Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  13.765860                                    1.67%
                                                        to      14,537,869          to      247,779,453    8.62%            to
                                                      1.40%                  21.731034                                    1.97%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  13.252643                                    4.64%
                                                        to      15,474,774          to      255,272,506    7.45%            to
                                                      1.40%                  21.026525                                    4.96%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  12.180874                                    1.23%
                                                        to      16,561,564          to      252,716,137    7.88%            to
                                                      1.40%                  19.423550                                    1.54%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  12.023907                                   -2.37%
                                                        to      20,777,801          to      316,034,543    4.71%            to
                                                      1.40%                  19.270538                                   -2.08%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  11.998882                                    3.22%
                                                        to      20,086,817          to      307,284,538    1.63%            to
                                                      1.40%                  19.327858                                    3.53%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  12.112187                                  -19.75%
                                                        to      15,087,645          to      183,273,964    0.63%            to
                                                      1.40%                  12.481992                                  -19.51%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  16.539881                                   -5.55%
                                                        to      17,745,749          to      294,139,015    0.61%            to
                                                      1.40%                  16.941776                                   -5.26%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  19.340192                                    8.65%
                                                        to      17,932,441          to      347,360,661    0.13%            to
                                                      1.40%                  19.690663                                    8.98%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  14.657042                                   15.01%
                                                        to       9,976,526          to      146,391,190    0.36%            to
                                                      1.40%                  14.832325                                   15.36%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  12.113445                                   16.22%
                                                        to       3,394,849          to       41,145,913    0.66%            to
                                                      1.40%                  12.184267                                   16.57%

Oppenheimer Global Securities Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  21.398240                                   -7.82%
                                                        to      22,044,363          to      495,036,184    0.57%            to
                                                      1.40%                  23.454878                                   -7.54%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  24.236741                                   -9.02%
                                                        to      25,826,301          to      658,565,723    0.69%            to
                                                      1.40%                  26.665785                                   -8.74%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  28.089728                                    9.93%
                                                        to      30,459,402          to      904,594,339    0.27%            to
                                                      1.40%                  31.060968                                   10.26%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  18.366982                                   13.01%
                                                        to      29,568,024          to      577,069,260    1.11%            to
                                                      1.40%                  20.412655                                   13.35%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  15.997143                                   11.41%
                                                        to      32,960,244          to      563,663,190    2.06%            to
                                                      1.40%                  17.868823                                   11.75%

                                                      CONTRACT                  UNIT       CONTRACT    INVESTMENT
                                                      EXPENSE                   FAIR        OWNERS'      INCOME        TOTAL
                                                       RATE*       UNITS        VALUE       EQUITY       RATIO**      RETURN***
                                                     ---------   ---------   ----------   ----------   ---------   -------------
Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   7.336057                              -7.67%
                                                        to      3,363,614           to     24,705,057      0.79%       to
                                                      1.40%                   7.432780                              -7.40%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   8.377710                              -6.61%
                                                        to      2,510,305           to     21,041,873      0.49%       to
                                                      1.40%                   8.436891                              -6.33%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                   9.921720                              -0.78% 05/01/00
                                                        to        383,872           to      3,808,936      0.00%       to
                                                      1.40%                   9.931570                              -0.68% 05/01/00

Oppenheimer Multiple Strategies Fund/VA - Initial Class
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  15.973413                              -7.64%
                                                        to     10,039,410           to    204,353,593      3.89%       to
                                                      1.40%                  23.752368                              -7.36%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  17.841837                               4.60%
                                                        to     12,095,128           to    275,187,878      3.72%       to
                                                      1.40%                  26.664878                               4.92%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  17.115018                               5.95%
                                                        to     13,275,146           to    291,950,558      4.50%       to
                                                      1.40%                  25.707679                               6.27%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  15.689055                               7.71%
                                                        to     15,576,563           to    317,095,586      3.38%       to
                                                      1.40%                  23.685327                               8.04%
     1998 . . . . . . . . . . . . . . . . . . . . .   0.80%                  14.640650                               6.35%
                                                        to     18,949,973           to    362,719,700      0.91%       to
                                                      1.40%                  22.214470                               6.67%

Strong GVIT Mid Cap Growth Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                   4.202679                             -24.25%
                                                        to      3,444,025           to     14,492,424      0.00%       to
                                                      1.40%                   4.258222                             -24.03%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                   6.914349                             -14.38%
                                                        to      4,060,678           to     28,097,249      0.00%       to
                                                      1.40%                   6.963311                             -14.12%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  10.094526                               0.95% 05/01/00
                                                        to        839,912           to      8,479,077      0.00%       to
                                                      1.40%                  10.104538                               1.05% 05/01/00

Strong Opportunity Fund II, Inc.
     2002 . . . . . . . . . . . . . . . . . . . . .   0.80%                  19.869304                             -15.75%
                                                        to     18,917,720           to    550,136,880      0.00%       to
                                                      1.40%                  32.818379                             -15.50%
     2001 . . . . . . . . . . . . . . . . . . . . .   0.80%                  24.528471                              -0.66%
                                                        to     22,190,672           to    799,302,881      0.23%       to
                                                      1.40%                  40.719096                              -0.36%
     2000 . . . . . . . . . . . . . . . . . . . . .   0.80%                  24.131412                               3.35%
                                                        to     25,233,580           to    899,005,802      0.00%       to
                                                      1.40%                  40.262027                               3.66%
     1999 . . . . . . . . . . . . . . . . . . . . .   0.80%                  20.737964                              18.87%
                                                        to     27,383,987           to    846,401,884      0.00%       to
                                                      1.40%                  34.775677                              19.22%

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    CONTRACT                  UNIT         CONTRACT   INVESTMENT
                                                    EXPENSE                   FAIR          OWNERS'     INCOME       TOTAL
                                                     RATE*       UNITS        VALUE         EQUITY      RATIO**     RETURN***
                                                   ---------   ---------   ----------     ----------   ---------  -----------
     1998 . . . . . . . . . . . . . . . . . . . .    0.80%                   17.445363                              12.63%
                                                       to     32,813,549            to     856,298,448    0.03%        to
                                                     1.40%                   29.402278                              12.97%

Strong VIF - Strong Discovery Fund II
     2002 . . . . . . . . . . . . . . . . . . . .    0.80%                   13.042327                              -5.21%
                                                       to      5,067,182            to      91,812,302    0.00%        to
                                                     1.40%                   19.546317                              -4.93%
     2001 . . . . . . . . . . . . . . . . . . . .    0.80%                   14.522239                               8.96%
                                                       to      6,267,115            to     126,632,775    0.66%        to
                                                     1.40%                   21.874402                               9.29%
     2000 . . . . . . . . . . . . . . . . . . . .    0.80%                   14.283885                              10.99%
                                                       to      6,876,985            to     137,459,535    0.00%        to
                                                     1.40%                   21.623998                              11.33%
     1999 . . . . . . . . . . . . . . . . . . . .    0.80%                   11.591822                              -6.10%
                                                       to      8,307,882            to     136,035,230    0.00%        to
                                                     1.40%                   17.637548                              -5.81%
     1998 . . . . . . . . . . . . . . . . . . . .    0.80%                   12.405857                               6.93%
                                                       to     10,806,791            to     190,129,635    0.00%        to
                                                     1.40%                   18.971782                               7.25%

Strong VIF - Strong International Stock Fund II
     2002 . . . . . . . . . . . . . . . . . . . .    0.80%                    7.031866                              -6.58%
                                                       to      3,301,225            to      23,300,024    3.18%        to
                                                     1.40%                    7.280263                              -6.30%
     2001 . . . . . . . . . . . . . . . . . . . .    0.80%                    8.376166                             -14.58%
                                                       to      3,926,879            to      32,993,795    0.00%        to
                                                     1.40%                    8.619649                             -14.32%
     2000 . . . . . . . . . . . . . . . . . . . .    0.80%                   14.383485                             -12.53%
                                                       to      6,208,812            to      89,541,981    0.00%        to
                                                     1.40%                   14.712216                             -12.26%
     1999 . . . . . . . . . . . . . . . . . . . .    0.80%                    9.843121                              10.49%
                                                       to      3,920,197            to      38,653,068    0.37%        to
                                                     1.40%                   10.007202                              10.83%
     1998 . . . . . . . . . . . . . . . . . . . .    0.80%                   10.064899                               6.08%
                                                       to      4,662,551            to      46,986,513    1.10%        to
                                                     1.40%                   10.170842                               6.40%

Turner GVIT Growth Focus Fund - Class I
     2002 . . . . . . . . . . . . . . . . . . . .    0.80%                    2.446987                             -35.61%
                                                       to        713,301            to       1,747,453    0.00%        to
                                                     1.40%                    2.473043                             -35.42%
     2001 . . . . . . . . . . . . . . . . . . . .    0.80%                    4.574453                             -27.65%
                                                       to      1,175,908            to       5,381,531    0.00%        to
                                                     1.40%                    4.595169                             -27.43%

Turner GVIT Growth Focus Fund - Class III
     2002 . . . . . . . . . . . . . . . . . . . .    0.80%                    8.470149                             -15.30% 05/01/02
                                                       to          6,824            to          57,809    0.00%        to
                                                     1.40%                    8.478342                             -15.22% 05/01/02

                                                   CONTRACT                    UNIT        CONTRACT   INVESTMENT
                                                   EXPENSE                     FAIR         OWNERS'     INCOME        TOTAL
                                                    RATE*       UNITS          VALUE        EQUITY      RATIO**      RETURN***
                                                 ---------    ---------     ----------    ----------   ---------   -----------
Van Eck WIT - Worldwide Bond Fund
     2002 . . . . . . . . . . . . . . . . . . .    0.80%                    11.114328                                 9.01%
                                                     to       3,483,696            to     47,361,536     0.00%          to
                                                   1.40%                    15.348836                                 9.34%
     2001 . . . . . . . . . . . . . . . . . . .    0.80%                     9.968434                                -7.96%
                                                     to       3,806,129            to     46,620,007     4.48%          to
                                                   1.40%                    13.835868                                -7.68%
     2000 . . . . . . . . . . . . . . . . . . .    0.80%                    10.621632                                -0.89%
                                                     to       4,733,762            to     62,253,580     5.03%          to
                                                   1.40%                    14.816897                                -0.59%
     1999 . . . . . . . . . . . . . . . . . . .    0.80%                    10.818796                                -7.69%
                                                     to       5,720,254            to     78,535,003     4.28%          to
                                                   1.40%                    15.168513                                -7.42%
     1998 . . . . . . . . . . . . . . . . . . .    0.80%                    10.758273                                 2.67%
                                                     to       6,957,049            to     95,256,966     0.91%          to
                                                   1.40%                    15.160072                                 2.98%

Van Eck WIT - Worldwide Emerging Markets Fund
     2002 . . . . . . . . . . . . . . . . . . .    0.80%                     6.631790                                 6.09%
                                                     to       7,884,496            to     52,456,794     0.20%          to
                                                   1.40%                     6.857516                                 6.40%
     2001 . . . . . . . . . . . . . . . . . . .    0.80%                     6.365965                                -1.42%
                                                     to       6,656,415            to     42,488,826     0.00%          to
                                                   1.40%                     6.542869                                -1.12%
     2000 . . . . . . . . . . . . . . . . . . .    0.80%                     9.798071                               -13.03%
                                                     to       9,931,305            to     97,516,123     0.00%          to
                                                   1.40%                    10.009535                               -12.76%
     1999 . . . . . . . . . . . . . . . . . . .    0.80%                     8.266542                                44.91%
                                                     to      12,928,298            to    107,031,209     0.00%          to
                                                   1.40%                     8.393816                                45.35%
     1998 . . . . . . . . . . . . . . . . . . .    0.80%                     6.737661                               -23.29%
                                                     to       6,890,416            to     46,462,656     0.98%          to
                                                   1.40%                     6.800073                               -23.06%

Van Eck WIT - Worldwide Hard Assets Fund
     2002 . . . . . . . . . . . . . . . . . . .    0.80%                    11.053342                                 8.58%
                                                     to       3,859,974            to     48,106,828     0.79%          to
                                                   1.40%                    13.546531                                 8.91%
     2001 . . . . . . . . . . . . . . . . . . .    0.80%                    11.041902                                -4.08%
                                                     to       3,711,649            to     46,394,940     1.07%          to
                                                   1.40%                    13.539224                                -3.79%
     2000 . . . . . . . . . . . . . . . . . . .    0.80%                    10.749783                                 3.20%
                                                     to       4,744,502            to     58,217,599     1.20%          to
                                                   1.40%                    13.247472                                 3.51%
     1999 . . . . . . . . . . . . . . . . . . .    0.80%                    10.189491                                17.42%
                                                     to       6,468,253            to     75,609,030     1.42%          to
                                                   1.40%                    12.620722                                17.77%
     1998 . . . . . . . . . . . . . . . . . . .    0.80%                    10.905983                               -13.94%
                                                     to       7,376,239            to     93,286,798     0.65%          to
                                                   1.40%                    13.576651                               -13.68%

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                 CONTRACT                      UNIT         CONTRACT    INVESTMENT
                                                 EXPENSE                       FAIR          OWNERS'      INCOME        TOTAL
                                                   RATE*      UNITS            VALUE         EQUITY       RATIO**      RETURN***
                                                ---------   ---------       ----------     ----------    ---------   -----------
Van Kampen UIF - Emerging Markets
Debt Portfolio
     2002 . . . . . . . . . . . . . . . . . . .   0.80%                      10.474355                                  -0.55%
                                                    to      1,362,827               to      14,318,466      0.00%          to
                                                  1.40%                      10.794117                                  -0.25%
     2001 . . . . . . . . . . . . . . . . . . .   0.80%                      10.094397                                   4.04%
                                                    to        948,686               to       9,595,833      0.00%          to
                                                  1.40%                      10.339814                                   4.36%
     2000 . . . . . . . . . . . . . . . . . . .   0.80%                       9.342969                                   5.77%
                                                    to      1,009,281               to       9,444,542      0.00%          to
                                                  1.40%                       9.512475                                   6.09%
     1999 . . . . . . . . . . . . . . . . . . .   0.80%                       7.766958                                  12.17%
                                                    to      1,051,315               to       8,173,410      0.00%          to
                                                  1.40%                       7.860012                                  12.50%
     1998 . . . . . . . . . . . . . . . . . . .   0.80%                       9.364882                                  -4.50%
                                                    to      1,110,508               to      10,405,128      0.00%          to
                                                  1.40%                       9.419704                                  -4.21%

Van Kampen UIF -
U.S. Real Estate Portfolio
     2002 . . . . . . . . . . . . . . . . . . .   0.80%                      22.233884                                   9.67%
                                                    to      7,119,097               to     158,847,458      0.00%          to
                                                  1.40%                      22.778681                                  10.00%
     2001 . . . . . . . . . . . . . . . . . . .   0.80%                      20.091506                                   7.32%
                                                    to      6,590,442               to     132,810,354      0.00%          to
                                                  1.40%                      20.459597                                   7.65%
     2000 . . . . . . . . . . . . . . . . . . .   0.80%                      16.823342                                  13.48%
                                                    to      6,725,605               to     113,428,080      4.09%          to
                                                  1.40%                      17.028434                                  13.82%
     1999 . . . . . . . . . . . . . . . . . . .   0.80%                      16.765775                                   7.75%
                                                    to      8,010,707               to     134,561,264      5.94%          to
                                                  1.40%                      16.867354                                   8.07%
     1998 . . . . . . . . . . . . . . . . . . .   0.80%                      16.866973                                  -5.54%
                                                    to     12,743,493               to     215,261,300      0.16%          to
                                                  1.40%                      16.918595                                  -5.26%



                                                                                       CONTRACT
                                                                                    OWNERS' EQUITY
                                                                                   ----------------
2002 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,971,550
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,183,995
                                                                                    ----------------
2002 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 12,298,639,907
                                                                                    ================


2001 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,228,702
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,862,462
                                                                                    ----------------
2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 16,635,796,417
                                                                                    ================


2000 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,892,704
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,395,937
                                                                                    ----------------
2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 22,126,556,270
                                                                                    ================


1999 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,681,233
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,654,346
                                                                                    ----------------
1999 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 22,044,140,566
                                                                                    ================


1998 Reserves for annuity contracts in payout phase:
   Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,760,126
   Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,340,985
                                                                                    ----------------
1998 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 20,195,073,282
                                                                                    ================


  (*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 (**) This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(***) This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                           Bulk Rate
                                                                                                      U.S. Postage
                                                                                                        P A I D
                                                                                                     Columbus, Ohio
                                                                                                     Permit No. 521

Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company